1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                       EVERGREEN SELECT FIXED INCOME TRUST
                     (Evergreen Select High Yield Bond Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             David Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street
                             Washington, D.C. 20006

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                           PROSPECTUS/PROXY STATEMENT

                          [EVERGREEN INVESTMENTS LOGO]

                         EVERGREEN OFFIT HIGH YIELD FUND

                               200 Berkeley Street

                                Boston, MA 02116

April 11, 2003

Dear Shareholder,

         As a shareholder of Evergreen Offit High Yield Fund ("Offit High Yield Fund"), you are invited to vote on a proposal to merge Offit High Yield Fund into Evergreen Select High Yield Bond Fund ("Select High Yield Bond Fund"), another mutual fund within the Evergreen family of funds (the "Merger"). The Board of Trustees of Evergreen Fixed Income Trust has approved the Merger and recommends that you vote FOR this proposal.

If approved by shareholders, this is how the Merger will work:

o Your Fund will transfer its assets and identified liabilities to Select High Yield Bond Fund.

o Select High Yield Bond Fund will issue new shares that will be distributed to you in an amount equal to the value of your Offit High Yield Fund shares. You will receive Class I and Class IS shares of Select High Yield Bond Fund, depending on the class of shares of Offit High Yield Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.

o You will not incur any sales loads or similar transaction charges as a result of the Merger.

     The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about Select High Yield Bond Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at a special meeting of Offit High Yield Fund's shareholders to be held on May 30, 2003. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

     If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at
1.866.531.3148 (toll free). You may record your vote by telephone or Internet by following the voting instructions as outlined on your proxy card. If Offit High Yield Fund does not receive your vote after several weeks, you may receive a telephone call from Georgeson Shareholder Communications, Inc. requesting your vote. The expenses of the Merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

     Thank you for taking this matter seriously and participating in this important process.

                                   Sincerely,

                                   [Signature]

                                    William M. Ennis
                                    President and Chief Executive Officer
                                    Evergreen Investment Company, Inc.

                         EVERGREEN OFFIT HIGH YIELD FUND

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003

     A Special Meeting (the "Meeting") of Shareholders of Evergreen Offit High Yield Fund ("Offit High Yield Fund"), a series of Evergreen Fixed Income Trust, will be held at the offices of the Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on May 30, 2003 at 10:00 a.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of February 28, 2003, providing for the acquisition of all the assets of Offit High Yield Fund by Evergreen Select High Yield Bond Fund ("Select High Yield Bond Fund"), a series of Evergreen Select Fixed Income Trust, in exchange for shares of Select High Yield Bond Fund and the assumption by Select High Yield Bond Fund of the identified liabilities of Offit High Yield Fund. The Plan also provides for distribution of those shares of Select High Yield Bond Fund to shareholders of Offit High Yield Fund in liquidation and subsequent termination of Offit High Yield Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Offit High Yield Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Offit High Yield Fund, the Trustees of Evergreen Fixed Income Trust have fixed the close of business on February 28, 2003 as the record date for the determination of shareholders of Offit High Yield Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                   By order of the Board of Trustees

                                   [Signature]

                                   Michael H. Koonce
                                   Secretary
April 11, 2003

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       of
                        EVERGREEN OFFIT HIGH YIELD FUND,
                    a series of Evergreen Fixed Income Trust

                                      into

                     EVERGREEN SELECT HIGH YIELD BOND FUND,
                 a series of Evergreen Select Fixed Income Trust

         This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of Evergreen Offit High Yield Fund ("Offit High Yield Fund") into Evergreen Select High Yield Bond Fund ("Select High Yield Bond Fund"). If approved, the Merger will result in your receiving shares of Select High Yield Bond Fund in exchange for your shares of Offit High Yield Fund. The investment objectives of Offit High Yield Fund and Select High Yield Bond Fund (the "Funds") are similar. The investment objective of Offit High Yield Fund is to seek high current income with capital growth as a secondary objective. The investment objective of Select High Yield Bond Fund is to seek a high level of total return.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectus for Offit High Yield Fund, dated September 16, 2002,    The Funds make all of these  documents  available to you free
as amended November 11, 2002, as supplemented January 2, 2003.      of  charge  if you:
                                                                    o Call 1.866.531.3148, or
                                                                    o Write the Funds at 200 Berkeley Street, Boston,
Prospectuses for Select High Yield Bond Fund, dated September         Massachusetts 02116-5034.
1, 2002, as supplemented January 2, 2003,
which accompany this prospectus/proxy statement.                    You can also obtain any of these documents for a fee from the
                                                                    SEC if you:
Statement of additional information for Offit High Yield Fund,      o Call the SEC at 202.942.8090.
dated September 16, 2002, as amended November 11, 2002, as
supplemented January 2, 2003.                                       Or for free if you:
                                                                    o Go to the EDGAR Database on the SEC's Website
                                                                      (http://www.sec.gov).
Statement of additional information for Select High Yield Bond
Fund, dated September 1, 2002, as supplemented                       To ask questions about this prospectus/proxy statement:
and January 2, 2003, which accompanies this prospectus/proxy         o Call 1.866.531.3148, or
statement.                                                           o Write to the Funds at 200 Berkeley Street, Boston,
                                                                       Massachusetts 02116-5034.
Annual Report for Offit High Yield Fund, dated December 31, 2002.

Semi-annual and Annual report for Select High Yield Bond Fund dated, March 31, 2002 and April 30, 2002, respectively.

Semi-annual report for Select High Yield Bond Fund dated, October 31, 2002.

Statement of additional information, dated April 11, 2003, which relates to this prospectus/proxy statement and the Merger.

----------------------------------------------------------------- ---------------------------------------------------------------

Information relating to each Fund contained in each Fund's Annual report, Semi-annual report, prospectuses and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

  The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800.343.2898).


                 PROSPECTUS/PROXY STATEMENT DATED APRIL 11, 2003

                                TABLE OF CONTENTS

SUMMARY.........................................................................
     What are the key features of the Merger?
     After the Merger, what class of shares of Select High Yield Bond Fund will I own?
     How do the Funds' investment objectives, principal investment strategies and risks compare?
     How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?
     How do the Funds' performance records compare?
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger? What will be the primary federal income tax consequences of the Merger?

RISKS...........................................................................
     What are the primary risks of investing in each Fund?
       Are there any other risks of investing in each Fund?

MERGER INFORMATION..............................................................
     Reasons for the Merger
     Agreement and Plan of Reorganization
     Federal Income Tax Consequences
     Pro-forma Capitalization
     Distribution of Shares
     Purchase and Redemption Procedures
     Exchange Privileges
     Dividend Policy
INFORMATION ON SHAREHOLDERS' RIGHTS.............................................
     Form of Organization
     Capitalization
     Shareholder Liability
     Shareholder Meetings and Voting Rights
     Liquidation
     Liability and Indemnification of Trustees
VOTING INFORMATION CONCERNING THE MEETING.......................................
     Shareholder Information

FINANCIAL STATEMENTS AND EXPERTS................................................
LEGAL MATTERS...................................................................
ADDITIONAL INFORMATION..........................................................
OTHER BUSINESS..................................................................
INSTRUCTIONS FOR EXECUTING PROXY CARDS..........................................
OTHER WAYS TO VOTE YOUR PROXY...................................................
EXHIBIT A....................................................................A-1
EXHIBIT B....................................................................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectus, annual report, semi-annual report and statement of additional information and in the Agreement and Plan of Reorganization (the "Plan").

What are the key features of the Merger?

     The Plan sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o....the  transfer  of all of the  assets of Offit High Yield Fund to Select
     High Yield Bond Fund in exchange for shares of Select High Yield Bond Fund.

o the assumption by Select High Yield Bond Fund of the identified liabilities of Offit High Yield Fund. (The identified liabilities consist only of those liabilities reflected on Offit High Yield Fund's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of Offit High Yield Fund by distributing the shares of Select High Yield Bond Fund to Offit High Yield Fund's shareholders.

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.


     The Merger is scheduled to take place on or about June 16, 2003.

After the Merger, what class of shares of Select High Yield Bond Fund will I own?

--------------------------------------------------------------- ----------------
If you own this class of shares of Offit High Yield Fund: You will get this class of shares of Select High Yield Bond Fund:
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
Class A                                                         Class IS
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
Class I                                                         Class I
--------------------------------------------------------------- ----------------

         The new shares you receive will have the same total value as your Offit High Yield Fund shares as of the close of business on the day immediately prior to the Merger.

         The Trustees of Evergreen Fixed Income Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940 , as amended, (the "1940 Act") have concluded that the Merger would be in the best interest of Offit High Yield Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Offit High Yield Fund's shareholders. The Trustees of Evergreen Select Fixed Income Trust have also approved the Plan on behalf of Select High Yield Bond Fund.

How do the Funds' investment objectives, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

----------------------------- ------------------------------------------------- ---------------------------------------------
                              Offit High Yield Fund                             Select High Yield Bond Fund

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------

INVESTMENT OBJECTIVES         To  seek  high  current   income  with            To seek a high level of total return.
                              capital  growth as a secondary objective.

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------
                              o    Normally invests at least 80% of its          o   Intends to invest at least 80% of
PRINCIPAL INVESTMENT               assets in "seasoned" (i.e. issuer has been        its assets in U.S. dollar-denominated
STRATEGIES                         in operation for more than one year) U.S.         bonds, debentures, and other income
                                   corporate fixed income securities that are        obligations which are rated by
                                   rated below investment grade.                     Standard & Poor's Ratings Services
                                                                                     (S&P) or by Moody's Investors Service,
                                                                                     Inc. (Moody's) below investment grade
                              o    The Fund may invest the remaining 20%             (i.e., S&P below BBB- and Moody's
                                   of its assets in foreign securities.              rating below Baa3). The Fund intends
                                                                                     to emphasize securities rated B- or
                                                                                     higher by S&P or BB3 or higher by
                              o     When selecting securities, the                   Moody's.
                                    portfolio managers consider the following
                                   factors: yield, price and rating of the        o  The remaining 20% of the Fund's
                                   security; the balance sheet, capital              assets may be represented by cash or
                                   structure and management of the issuer;           invested in various cash equivalents,
                                   and the variety of issuers and industries         shares of registered investment
                                   represented in the Fund's portfolio               companies, investment grade bonds,
                                                                                     debentures or other income
                              o    The Fund also invests in senior                   obligations.
                                   securities and may invest in securities of
                                   issuers with an operating history of less     o   When selecting securities, the
                                   than one year.                                    portfolio manager considers the
                                                                                     creditworthiness of the company, the
                              o    The securities offering the high yield            quality of management and the
                                   that the Fund seeks are generally found in        prospects for the company's cash flow.
                                   mature cyclical or depressed industries
                                   and highly leveraged companies.               o   The Fund seeks to purchase
                                                                                     securities that offer the possibility
                              o    The Fund seeks to achieve its                     of capital growth in addition to
                                   secondary objective of capital growth by          income.
                                   normally investing in fixed income
                                   securities that are judged to be more
                                   creditworthy than generally perceived in      o   The Fund may invest up to 15% of
                                   the marketplace.                                  its assets in foreign securities,
                                                                                     including Yankee bonds, which are U.S.
                              o    The Fund may invest in debt securities            dollar-denominated bonds issued by
                                   of any maturity with fixed or floating            foreign banks and corporations.
                                   interest rates.

                              o    The Fund is a non-diversified fund.           o    The Fund is a diversified fund.

                              o    The Fund currently expects to maintain
                                   a dollar-average weighted maturity of __      o   The Fund currently expects to
                                   to __ years.                                      maintain a dollar-average weighted
                                                                                     maturity of five to ten years.




----------------------------- ------------------------------------------------- ---------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

         A portion of the securities held by Offit High Yield Fund may be disposed of in connection with the Merger and this could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

         A principal risk of investing in each of the Funds is interest rate risk (interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go
up). Both Funds are also subject to credit risk (the value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time). Both Funds are subject to below investment grade bond risk (markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds). Both Funds are subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Fund). In addition, Offit High Yield Fund is subject to non-diversification risk (a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

     The sales charges for the comparable classes of both Funds are different. Offit High Yield Fund offers Class A and Class I shares. Select High Yield Bond Fund offers Class I and Class IS shares. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

         The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "Select High Yield Bond Fund Pro Forma" also shows you what the sales charges will be and what the expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

------------------------------------------------ ------------------------------ ---------
Offit High Yield Fund                            Select High Yield Bond Fund
------------------------------------------------ ------------------------------ ---------
---------------------- --------- --------- ----- ------------------- ---------- ---------
Shareholder            Class A   Class I         Shareholder         Class IS   Class I
Transaction Expenses                             Transaction
                                                 Expenses
---------------------- --------- --------- ----- ------------------- ---------- ---------
---------------------- --------- --------- ----- ------------------- ---------- ---------
Maximum sales charge   4.75%*    None            Maximum sales       None       None
imposed on purchases                             imposed on
(as a % of offering                              purchases (as a
price)                                           % of offering price)
---------------------- --------- --------- ----- ------------------- ---------- ---------
---------------------- --------- --------- ----- ------------------- ---------- ---------
Maximum deferred       None*     None            Maximum deferred    None       None
sales charge (as a %                             sales charge (as
of either the                                    a % of either the
redemption amount or                             redemption amount
initial investment                               or initial
whichever is lower)                              investment
                                                 whichever is
                                                 lower)
---------------------- --------- --------- ----- ------------------- ---------- ---------

------------------------------------------------
Select High Yield Bond Fund Pro Forma
------------------------------------------------
------------------------ ----------- -----------
Shareholder              Class IS    Class I
Transaction Expenses

------------------------ ----------- -----------
------------------------ ----------- -----------
Maximum sales charge     None        None
imposed on purchases
(as a % of offering
price)
------------------------ ----------- -----------
------------------------ ----------- -----------
Maximum deferred sales   None        None
charge (as a % of
either the redemption
amount or initial
investment whichever
is lower)
------------------------ ----------- -----------

* Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------- -- -------------------------------------------------------
Offit High Yield Fund (based on expenses for the              Select High Yield Bond Fund (based on expenses for the
fiscal year ended December 31, 2002)                          fiscal year ended April 30, 2002 (1)
--------------------------------------------------------- -- -------------------------------------------------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
                                             Total Fund                                                 Total Fund
            Management    12b-1  Other       Operating                  Management   12b-1   Other       Operating
               Fees       Fees   Expenses     Expenses                     Fees       Fees   Expenses    Expenses
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
Class A        0.77%      0.25%    0.22%       1.24%         Class IS     0.50%      0.25%     0.19%       0.94%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
Class I        0.77%      0.00%    0.22%       0.99%         Class I      0.50%      0.00%     0.19%       0.69%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------

(1) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating
     Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.93% for Class IS and 0.68% for Class I.

--------------------------------------------------------------------
Select High Yield Bond Fund Pro Forma
(based on what the estimated combined expenses of
Select High Yield Bond Fund would have been for the 12 months ended October 31, 2002)
--------------------------------------------------------------------
------------- ------------- --------- ------------ -----------------
                                                     Total Fund
               Management   12b-1        Other        Operating
                  Fees        Fees     Expenses        Expenses
------------- ------------- --------- ------------ -----------------
------------- ------------- --------- ------------ -----------------
Class IS         0.50%       0.25%       0.16%          0.91%
------------- ------------- --------- ------------ -----------------
------------- ------------- --------- ------------ -----------------
Class I          0.50%       0.00%       0.16%          0.66%
------------- ------------- --------- ------------ -----------------

         The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Offit High Yield Fund versus Select High Yield Bond Fund and Select High Yield Bond Fund pro forma, assuming the Merger takes place, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of each Fund, any fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

------------------------------------------------------- ---- --------------------------------------------
                Offit High Yield Fund                                Select High Yield Bond Fund
------------------------------------------------------- ---- --------------------------------------------
------------------------------------------------------- ---- --------------------------------------------
         Assuming Redemption at End of Period                   Assuming Redemption at End of Period
------------------------------------------------------- ---- --------------------------------------------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
                          Class A         Class I                                   Class IS  Class I
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 1 year              $595            $101               After 1 year           $96       $70
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 3 years             $850            $315               After 3 years          $300      $221
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 5 years             $1,124          $547               After 5 years          $520      $384
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
------------------------- --------------- ------------- ---- ---------------------- --------- -----------
After 10 years            $1,904          $1,213             After 10 years         $1,155    $859
------------------------- --------------- ------------- ---- ---------------------- --------- -----------

-------------------------------------------------------------------------
                 Select High Yield Bond Fund Pro Forma
                  Assuming Redemption at End of Period
-------------------------------------------------------------------------
------------------------------------------ -------------- ---------------
                                           Class IS       Class I

------------------------------------------ -------------- ---------------
------------------------------------------ -------------- ---------------
After 1 year                               $93            $67
------------------------------------------ -------------- ---------------
------------------------------------------ -------------- ---------------
After 3 years                              $290           $211
------------------------------------------ -------------- ---------------
------------------------------------------ -------------- ---------------
After 5 years                              $504           $368
------------------------------------------ -------------- ---------------
------------------------------------------ -------------- ---------------
After 10 years                             $1,120         $822
------------------------------------------ -------------- ---------------


How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

         The table below shows the percentage gain or loss for Offit High Yield Fund's Class I shares in each full calendar year since the Class I shares' inception on 3/2/1994 and for Select High Yield Bond Fund's Class I shares in each full calendar year since the Class I shares' inception on 11/30/1999. For Offit High Yield Fund the class shown is the oldest class. For Select High Yield Bond Fund, the class shown is one of the oldest classes. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. The performance of Offit High Yield Fund prior to January 1, 2003 reflects that of the Fund's prior investment advisor.

--------------------------------------------------------------- ---- ------ ------------------------------------------------ -----
Offit High Yield Fund (Class I)*                             Select High Yield Bond Fund  (Class I)
--------------------------------------------------------------- ---- ------ ------------------------------------------------ -------
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
        `92        `93   `94  `95   `96   `97  `98   `99  `00   `01  `02          `94  `95   `96  `97   `98  `99   `00  `01   `02
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
20%                                                                         20%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
15%                           17.61                                         15%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
10%                                 12.55 12.10                             10%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
5%                                                                          5%                                          9.22  6.14
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
0                                              4.49  1.10 -4.34 4.14        0                                      0.83
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
-5%                                                                  -6.89  -5%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----
-10%                                                                        -10%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ---- ------ ----- ---- ----- ---- ----- ---- ----- ---- ----- ----

Best Quarter:         1st Quarter 2001   +6.24%%            Best Quarter:     4thQuarter 2001         +5.87%
Worst Quarter:        3rd Quarter 2001   -4.84%             Worst Quarter:     3rd Quarter 2001       -2.52%

         The next table lists Offit High Yield Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. Select High Yield Bond Fund's average annual total return over the past year and since inception, including applicable sales charges. The after-tax returns shown for each Fund are for Class I, Offit High Yield Fund's oldest class and one of the oldest classes of Select High Yield Bond Fund. After-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare Offit High Yield Fund's performance with the Merrill Lynch All High Yield Bond Index (MLHYBI) and Select High Yield Bond Fund's performance with the Merrill Lynch High Yield Master Index (MLHYMI). The MLHYBI is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. The MLHYMI is an unmanaged index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002)

-------------------------------------------------------------- -- ---------------------------------------------------------------
Offit High Yield Fund*                                            Select High Yield Bond Fund
-------------------------------------------------------------- -- ---------------------------------------------------------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
           Inception    1 year  5 year   10 year  Performance               Inception   1 year   5 year   10 year   Performance
           Date of                                Since                     Date of                                 Since
           Class                                  3/2/1994                  Class                                   11/30/1999
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class A    12/29/2000   -11.61%                                   Class IS  11/30/1999  5.88%    N/A      N/A       5.04%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class I    3/2/1994     -6.89%  -0.41%   N/A      4.30%           Class I   11/30/1999  6.14%    N/A      N/A       5.31%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class I    3/2/1994     -9.95%  -3.94%   N/A      0.59%           Class I   11/30/1999  3.02%    N/A      N/A       1.89%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
-------------------------------------------------------------- -- ------------------------------------------------- -------------
(after taxes on distributions)**                                  (after taxes on distributions)**
-------------------------------------------------------------- -- ------------------------------------------------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class I    3/2/1994     -4.16%  -1.90%   N/A      1.70%           Class I   11/30/1999  3.71%    N/A      N/A       5.04%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
-------------------------------------------------------------- -- ------------------------------------------------- -------------
(after taxes on distributions and sale of Fund shares)**          (after taxes on distributions and sale of Fund
                                                                  shares)**
-------------------------------------------------------------- -- ------------------------------------------------- -------------
----------------------- ------- -------- -------- ------------ -- --------------------- -------- -------- --------- -------------
MLHYBI                  -1.14%  1.24%    N/A      5.14%           MLHYMI                 -1.14%  N/A      N/A       2.52%
----------------------- ------- -------- -------- ------------ -- --------------------- -------- -------- --------- -------------

* Historical performance shown for Class A is based on the performance of (1) the Advisor shares of the Fund's predecessor fund, OFFIT High Yield Fund and (2) prior to 12/29/2000, on the Select shares, the original class offered by the fund's predecessor fund. There were no Advisor shares outstanding for the predecessor fund from 12/31/1999 until 12/29/2000. Historical performance for Class I is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Class A have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and the Advisor shares. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

** The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

         For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Select High Yield Bond Fund is also contained in management's discussion of Select High Yield Bond Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Select High Yield Bond Fund's most recent Annual Report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

         The overall management of Select High Yield Bond Fund and Offit High Yield Fund is the responsibility of, and is supervised by, the Boards of Trustees of Evergreen Select Fixed Income Trust and Evergreen Fixed Income Trust, respectively.

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Select High Yield Bond Fund and to Offit High Yield Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the 4th largest bank holding company in the United States based on total assets as of December 31, 2002.

o    Has been managing mutual funds and private accounts since 1932.

o Manages over $113 billion in assets of the Evergreen funds as of December 31, 2002.

o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------

Portfolio Management

         The day-to-day management of each of Select High Yield Bond Fund and Offit High Yield Fund is handled by:

o A team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

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--------------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Select High Yield Bond Fund, EIMC is entitled to receive an annual fee equal to:

o        0.50% of the average daily net assets of the Fund.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

What will be the primary federal income tax consequences of the Merger?

         Prior to or at the time of the Merger, Offit High Yield Fund and Select High Yield Bond Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be recognized by Offit High Yield Fund or its shareholders for federal income tax purposes as a result of receiving Select High Yield Bond Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Select High Yield Bond Fund that are received by a Offit High Yield Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Offit High Yield Fund previously held by such shareholder, provided that shares of Offit High Yield Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Offit High Yield Fund in the hands of Select High Yield Bond Fund as a result of the Merger will be the same as they were in the hands of Offit High Yield Fund immediately prior to the Merger. No gain or loss will be recognized by Select High Yield Bond Fund upon the receipt of the assets of Offit High Yield Fund in exchange for shares of Select High Yield Bond Fund and the assumption by Select High Yield Bond Fund of Offit High Yield Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

         An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment objectives and policies. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

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Offit High Yield Fund                               Select High Yield Bond Fund

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--------------------------------------------------------------------------------

                  Both Funds are subject to Interest Rate Risk.
                      Both Funds invest in debt securities.

--------------------------------------------------------------------------------

         When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

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Offit High Yield Fund                                Select High Yield Bond Fund

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--------------------------------------------------------------------------------

                     Both Funds are subject to Credit Risk.
                      Both Funds invest in debt securities.
--------------------------------------------------------------------------------

         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since each Fund invests in debt securities, the value of your investment in the Fund may decline if an issuer fails to pay an obligation on a timely basis. The Funds may also be subject to credit risk to the extent they engage in transactions, such as dollar rolls, which involve a promise by a third party to honor an obligation to the Funds. Such third party may be unwilling or unable to honor its financial obligations.

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Offit High Yield Fund                               Select High Yield Bond Fund

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--------------------------------------------------------------------------------

                   Both Funds are subject to Below Investment
           Grade Bond Risk. Both Funds invest a significant portion of their assets in belowinvestment grade bonds.

--------------------------------------------------------------------------------

         Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds.

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Offit High Yield Fund                                Select High Yield Bond Fund

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                        Both Funds are subject to Foreign
             Investment Risk. Offit High Yield Fund may invest up to
                    20% of its assets in foreign securities.
             Select High Yield Bond Fund may invest up to 15% of its
                         assets in foreign securities.

--------------------------------------------------------------------------------

         Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

----------------------------------------------------------------- ---------------------------------------------------------------
Offit High Yield Fund                                             Select High Yield Bond Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
o        The Fund is subject to Non-Diversification Risk.         o        The Fund is not subject to Non-Diversification Risk.
       Offit High Yield Fund is a non-diversified fund.           Select High Yield Bond Fund is a diversified fund.


----------------------------------------------------------------- ---------------------------------------------------------------

         An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers.

Are there any other risks of investing in each Fund?

         Both Funds may invest in futures and options, which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

                               MERGER INFORMATION

Reasons for the Merger

         At a special meeting held on February 11, 2003, all of the Trustees of Evergreen Fixed Income Trust, including the Independent Trustees, considered and approved the Merger; they determined that the Merger was in the best interests of shareholders of Offit High Yield Fund that the interests of existing shareholders of Offit High Yield Fund would not be diluted as a result of the transactions contemplated by the Merger.

         Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies, as well as similar portfolio characteristics including credit quality, average maturity and effective duration. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Offit High Yield Fund with Select High Yield Bond Fund. As of December 31, 2002, Select High Yield Bond Fund's total assets were approximately $240.1 million and Offit High Yield Fund's total assets were approximately $346.6 million. Although Offit High Yield Fund is currently larger than Select High Yield Bond Fund, Offit High Yield Fund's net redemptions were higher over the past year.

         The Trustees also considered the Funds' relative performance and, in particular, the past one-year and three-year performance which has been higher for Select High Yield Bond Fund than for Offit High Yield Fund. For the one-year period ended December 31, 2002, the average annual total return for the Class A shares of Offit High Yield Fund was -7.25% while the total return for Class IS shares of Select High Yield Bond Fund was 5.88%. For the three-year periods ended on that date, the average annual total return for Class A shares of Offit High Yield Fund was -2.69% while the average annual return for Class IS shares of Select High Yield Bond Fund was 5.07%.

         The Trustees also considered the relative expenses of the Funds. As of December 31, 2002, the expense ratio of Select High Yield Bond Fund was lower than that of Offit High Yield Fund.

         In addition, assuming that an alternative to the Merger would be for Offit High Yield Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

In addition, the Trustees considered among other things:

o    the terms and conditions of the Merger;

o the fact that the Merger would not result in the dilution of shareholders' interests;

o the fact that EIMC will bear the expenses incurred by Offit High Yield Fund and Select High Yield Bond Fund in connection with the Merger;

o the fact that Select High Yield Bond Fund will assume the identified liabilities of Offit High Yield Fund;

o the fact that the Merger is expected to be tax free for federal income tax purposes;

o the relative tax situations of Offit High Yield Fund and Select High Yield Bond Fund including realized and unrealized gains and losses; and

o alternatives available to shareholders of Offit High Yield Fund, including the ability to redeem their shares.

         During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the proposed Merger would be in the best interests of Offit High Yield Fund and its shareholders.

         The Trustees of Evergreen Select Fixed Income Trust also approved the Merger on behalf of Select High Yield Bond Fund.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Select High Yield Bond Fund will acquire all of the assets of Offit High Yield Fund in exchange for shares of Select High Yield Bond Fund and the assumption by Select High Yield Bond Fund of the identified liabilities of Offit High Yield Fund on or about June 16, 2003 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Offit High Yield Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Select High Yield Bond Fund will not assume any liabilities or obligations of Offit High Yield Fund other than those reflected in an unaudited statement of assets and liabilities of Offit High Yield Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         The number of full and fractional shares of each class of Select High Yield Bond Fund to be received by the shareholders of Offit High Yield Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Offit High Yield Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Offit High Yield Fund by the net asset value per share of the respective class of shares of Select High Yield Bond Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Select High Yield Bond Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Offit High Yield Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Offit High Yield Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Select High Yield Bond Fund received by Offit High Yield Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Offit High Yield Fund's shareholders on Select High Yield Bond Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Select High Yield Bond Fund due to the Fund's shareholders. All issued and outstanding shares of Offit High Yield Fund, including those represented by certificates, will be canceled. The shares of Select High Yield Bond Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Offit High Yield Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Offit High Yield Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Offit High Yield Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Offit High Yield Fund and Select High Yield Bond Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Offit High Yield Fund and Select High Yield Bond Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Offit High Yield Fund, Select High Yield Bond Fund or their respective shareholders.

         If Offit High Yield Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Offit High Yield Fund and Select High Yield Bond Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

          (1) The transfer of all of the assets of Offit High Yield Fund solely in exchange for shares of Select High Yield Bond Fund and the assumption by Select High Yield Bond Fund of the identified liabilities of Offit High Yield Fund followed by the distribution of Select High Yield Bond Fund's shares to the shareholders of Offit High Yield Fund in liquidation of Offit High Yield Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and Select High Yield Bond Fund and Offit High Yield Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Select High Yield Bond Fund upon the receipt of the assets of Offit High Yield Fund solely in exchange for the shares of Select High Yield Bond Fund and the assumption by Select High Yield Bond Fund of the identified liabilities of Offit High Yield Fund;

         (3) No gain or loss will be recognized by Offit High Yield Fund on the transfer of its assets to Select High Yield Bond Fund in exchange for Select High Yield Bond Fund's shares and the assumption by Select High Yield Bond Fund of the identified liabilities of Offit High Yield Fund or upon the distribution (whether actual or constructive) of Select High Yield Bond Fund's shares to Offit High Yield Fund's shareholders in exchange for their shares of Offit High Yield Fund;

         (4) No gain or loss will be recognized by Offit High Yield Fund's shareholders upon the exchange of their shares of Offit High Yield Fund for shares of Select High Yield Bond Fund in liquidation of Offit High Yield Fund;

         (5) The aggregate tax basis of the shares of Select High Yield Bond Fund received by each shareholder of Offit High Yield Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Offit High Yield Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Select High Yield Bond Fund received by each shareholder of Offit High Yield Fund will include the period during which the shares of Offit High Yield Fund exchanged therefor were held by such shareholder (provided that the shares of Offit High Yield Fund were held as a capital asset on the date of the Merger); and

         (6) The tax basis of the assets of Offit High Yield Fund acquired by Select High Yield Bond Fund will be the same as the tax basis of such assets to Offit High Yield Fund immediately prior to the Merger, and the holding period of such assets in the hands of Select High Yield Bond Fund will include the period during which the assets were held by Offit High Yield Fund.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax- free reorganization under the Code, a shareholder of Offit High Yield Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Select High Yield Bond Fund shares he or she received. Shareholders of Offit High Yield Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Offit High Yield Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         Any capital loss carryforward of the Offit High Yield Fund will be available to the Select High Yield Fund to offset capital gains recognized after the Merger subject to certain limitations.

         The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

         Pro-forma Capitalization

         The following table sets forth the capitalizations of Offit High Yield Fund and Select High Yield Bond Fund as of October 31, 2002 and the capitalization of Select High Yield Bond Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.73and 0.73 for Class IS and Class I shares, respectively, of Select High Yield Bond Fund issued for each Class A and Class I share, respectively, of Offit High Yield Fund.

    Capitalization of Offit High Yield Fund, Select High Yield Bond Fund and
                     Select High Yield Bond Fund (Pro Forma)

--------------------------------- ------------------------------- ------------------------------- -------------------------------
                                      Offit High Yield Fund        Select High Yield Bond Fund     Select High Yield Bond Fund
                                                                                                           (Pro Forma)
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Assets

Class A                                                3,079,034                             N/A                             N/A
Class I                                              428,976,931                     187,524,749                     616,501,680
                                                     -----------                     -----------                     -----------
Class IS                                                     N/A                          47,220                     3,126,254
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Total Net Assets                                     432,055,965                     187,571,969                     619,627,934
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Asset Value Per Share

Class A                                                     6.48                             N/A                             N/A
Class I                                                     6.48                            8.85                            8.85
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class IS                                                     N/A                            8.85                            8.85
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Shares Outstanding

Class A                                                  475,516                             N/A                             N/A
Class I                                               66,249,735                      21,200,963                      69,699,413
                                                      ----------                      ----------                      ----------
Class IS                                                     N/A                           5,338                         353,407
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Total Shares Outstanding                              66,725,251                      21,206,301                      70,052,820
--------------------------------- ------------------------------- ------------------------------- -------------------------------

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), a subsidiary of BISYS Fund Services, acts as underwriter of the shares of Select High Yield Bond Fund and Offit High Yield Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including Wachovia Bank, N.A.), or other financial intermediaries. Each Fund offers two classes of shares which are involved in the Merger. Offit High Yield Fund offers Class A and Class I shares. Select High Yield Bond Fund offers Class I and Class IS shares. Only Classes A and IS are subject to an annual service fee of 0.25%. Each class of shares has a separate distribution agreement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

     In the proposed Merger, Offit High Yield Fund shareholders will receive Class IS and Class I shares of Select High Yield Bond Fund having different class designation and different arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Offit High Yield Fund shareholders will receive Select High Yield Bond Fund shares without paying any front-end sales charge or CDSC as a result of the Merger. The following is a summary description of charges and fees for Class I and Class IS shares of Select High Yield Bond Fund which will be received by Offit High Yield Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

     Neither the Class I shares of Offit High Yield Fund and Select High Yield Bond Fund nor the Class IS shares of Select High Yield Bond Fund have an initial or contingent deferred sales charge. Both the Class A shares of Offit High Yield Fund and the Class IS shares of Select High Yield Bond Fund are subject to an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. A more detailed description of the shareholder servicing arrangements applicable to Class A and Class IS shares can be found below and is contained in the Select High Yield Bond Fund prospectus and in the Funds' statement of additional information.

     Class I Shares. Class I shares are sold at net asset value without any front-end sales charges or CDSC and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Funds.

     Class IS Shares. Class IS shares are sold without a front-end sales charge or contingent deferres sales charge. The minimum inital investment in Class IS shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

     Distribution-Related and Shareholder Servicing-Related Expenses. Select High Yield Bond Fund has adopted a Rule 12b-1 plan with respect to its Class IS shares under which the class may pay for shareholder servicing-related expenses at an annual rate which may not exceed 0.75% of the average daily net assets attributable to the class. Payments with respect to Class IS shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for Select High Yield Bond Fund by the Trustees without shareholder approval. Consistent with the requirements of Rule 12b-1 and the applicable rules of the NASD Regulation, Inc., following the Merger, Select High Yield Bond Fund may make shareholder servicing-related payments with respect to Offit High Yield Fund shares sold prior to the Merger.

     Offit High Yield Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

         Additional information regarding the classes of shares of each Fund is included in each Fund's prospectus and statement of additional information.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

         No Rule 12b-1 plan has been adopted for the Class I shares of either Fund.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.
Investments in the Funds are not insured. The minimum initial purchase requirement for Class A shares of Offit High Yield Fund is $1,000 while the minimum initial purchase requirement for Class I shares of each Fund and Class IS shares of Select High Yield Bond Fund is $1,000,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares -Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's prospectus. Each Fund may involuntarily redeem shareholders' accounts that fall below their initial investment amounts. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund may limit exchanges when it is determined that such excessive trading is detrimental to the Fund and may limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Class A shares and $1,000,000 for Classes I and IS shares. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

         Each Fund distributes its investment company taxable income monthly and its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Merger, shareholders of Offit High Yield Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Select High Yield Bond Fund reinvested in shares of Select High Yield Bond Fund. Shareholders of Offit High Yield Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Select High Yield Bond Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Select High Yield Bond Fund.

         Both Select High Yield Bond Fund and Offit High Yield Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Offit High Yield Fund is a series of Evergreen Fixed Income Trust an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Each of Evergreen Fixed Income Trust and Evergreen Select Fixed Income Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Each trust is organized as a Delaware statutory trust and are governed by their respective Declarations of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law.

Capitalization

         The beneficial interests in Select High Yield Bond Fund and Offit High Yield Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Each Fund's governing documents permits the respective Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting statutorytrust shareholder liability exists. As a result, to the extent that Evergreen Fixed Income Trust, Evergreen Select Fixed Income Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Fixed Income Trust or Evergreen Select Fixed Income Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Fixed Income Trust and that of Evergreen Select Fixed Income Trust (a) provide that any written obligation of the applicable Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Fixed Income Trust or Evergreen Select Fixed Income Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of each Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Fixed Income Trust or Evergreen Select Fixed Income Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Select Fixed Income Trust on behalf of Select High Yield Bond Fund and Evergreen Fixed Income Trust on behalf of Offit High Yield Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of either Evergreen Fixed Income Trust or Evergreen Select Fixed Income Trust. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Evergreen Fixed Income Trust nor Evergreen Select Fixed Income Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declarations of Trust of Evergreen Select Fixed Income Trust and Evergreen Fixed Income Trust , each share of Select High Yield Bond Fund and Offit High Yield Fund, respectively, will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

         In the event of the liquidation of Select High Yield Bond Fund or Offit High Yield Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         Under the Declaration of Trust of each of Evergreen Fixed Income Trust and Evergreen Select Fixed Income Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in each of the Declarations of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and
(iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Each Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the applicable Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Fixed Income Trust and Evergreen Select Fixed Income Trust, their respective By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

     This prospectus/proxy statement is being sent to shareholders of Offit High Yield Fund in connection with a solicitation of proxies by the Trustees of Evergreen Fixed Income Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 10:00 a.m., Eastern time, May 30, 2003, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Offit High Yield Fund on or about April 11, 2003. Only shareholders of record as of the close of business on February 28, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Fixed Income Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Offit High Yield Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present.

         In voting for the Merger, all classes of Offit High Yield Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Offit High Yield Fund (who will not be paid for their soliciting activities). In addition, Georgeson Shareholder Communcations, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If Offit High Yield Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Fixed Income Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Select High Yield Bond Fund which they receive in the transaction at their then-current net asset value. Shares of Offit High Yield Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Offit High Yield Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         Offit High Yield Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Fixed Income Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Select High Yield Bond Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Offit High Yield Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

         As of the Record Date, the following number of each class of shares of beneficial interest of Offit High Yield Fund was outstanding:

 ----------------------------------- ----------------------------------
 Class of Shares                     Number of Shares

 ----------------------------------- ----------------------------------
 ----------------------------------- ----------------------------------
 Class A
 Class I
 All Classes

 ----------------------------------- ----------------------------------

         As of January 31, 2003, the officers and Trustees of Evergreen Fixed Income Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Offit High Yield Fund. To Evergreen Fixed Income Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Offit High Yield Fund's outstanding shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       ------------------------       -----------------------
                                                                     Class Before Merger            Class After Merger

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
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         As of January 31, 2003,  the officers and Trustees of Evergreen  Select
Fixed Income Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Select High Yield Bond Fund. To Evergreen Select Fixed
Income Trust's knowledge,  the following persons owned beneficially or of record
5% or more of the following classes of Offit High Yield Fund's outstanding shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       ------------------------       -----------------------
                                                                     Class Before Merger            Class After Merger

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

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THE TRUSTEES OF EVERGREEN FIXED INCOME TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.


                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Offit High Yield Fundas of December 31, 2002, and the Annual Report of Select High Yield Bond Fund as of April 30, 2002 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Select High Yield Bond Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Offit High Yield Fund and Select High Yield Bond Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

         The Trustees of Evergreen Fixed Income Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

April 11, 2003

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.   INDIVIDUAL  ACCOUNTS:   Sign  your  name  exactly  as  it  appears  in  the
     Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer

     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                        John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Call the toll-free number indicated on your proxy card.
3.       Enter the control number found on your proxy card.
4.       Follow the simple recorded instructions.

           VOTE BY INTERNET:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Go to the website indicated on your proxy card and follow the voting instructions.


         The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 1.866.531.3148 (toll free).

                                                                EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _______, 2003, by and between Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen ___________Fund series (the "Acquiring Fund"), and Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen _________Fund series (the "Selling Fund").

           This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class ___ shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of ______ shares of the Selling Fund will receive Class ___ shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about _________, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at _______ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since _________ there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at ________ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since ________ there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester, LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND
                                THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

         (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC ("EIMCO") or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    EVERGREEN _________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN __________ FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                    EVERGREEN __________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN ____________FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                                                       EXHIBIT B

                                   EVERGREEN
                          SELECT HIGH YIELD BOND FUND
                                FUND AT A GLANCE
                                [GRAPHIC OMITTED]
                             as of October 31, 2002

"We are optimistic about the high yield market based upon several factors: near-record wide spreads on high yield bonds versus Treasuries, high cash flows back into high yield mutual funds providing buying power, and declining domestic default  rates....  our  intent  is to  adhere  to the  strategy  that  rewarded investors during the period. The fund's management team will continue to apply rigorous credit analysis, seeking to invest in solid companies that are able to generate cash flow."

                                 MANAGEMENT TEAM

                              Richard M. Cryan, CFA

                        High Yield Bond Team Lead Manager

                            CURRENT INVESTMENT STYLE2

                            PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/30/1999
                                                  Class I      Class IS

Class Inception Date                            11/30/1999    11/30/1999
[GRAPHIC OMITTED]
6-month return                                    -1.65%        -1.77%
[GRAPHIC OMITTED]
Average Annual Return
[GRAPHIC OMITTED]
1 year                                             5.86%         5.59%
[GRAPHIC OMITTED]
Since Portfolio Inception                          4.41%         4.14%
[GRAPHIC OMITTED]
30-day SEC Yield                                   8.70%         8.44%
[GRAPHIC OMITTED]
6-month income dividends per share                 $0.36         $0.35
[GRAPHIC OMITTED]
1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  fund
distributions or the redemption of fund shares. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class IS has a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

2 Source: 2002 Morningstar, Inc.

Morningstar's Style Box is based on a portfolio date as of 9/30/2002.

The fixed income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.



                                                 [GRAPHIC OMITTED]

FUND AT A GLANCE continued
[GRAPHIC OMITTED]
as of October 31, 2002

                                LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Select High Yield Bond Fund Class I shares,1 versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risk associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2002, and subject to change.



                                                 [GRAPHIC OMITTED]

PORTFOLIO MANAGER INTERVIEW
[GRAPHIC OMITTED]

How did the fund perform?

The fund's Class I shares had a total return of -1.65% for the six-month period ended October 31, 2002. During the same period the Merrill Lynch High Yield Master Index (MLHYMI) returned -11.28%, while the median return of funds in the Lipper High Current Yield Funds Classification was -9.26%. Lipper Inc. is an independent monitor of mutual fund performance.

                            PORTFOLIO CHARACTERISTICS

                                                (as of 10/31/2002)

Total Net Assets                           $187,571,969
[GRAPHIC OMITTED]
Average Credit Quality*                              B+
[GRAPHIC OMITTED]
Effective Maturity                            6.9 years

[GRAPHIC OMITTED]
Average Duration                              4.7 years

[GRAPHIC OMITTED]
*Source: Standard & Poor's

What was the environment for high yield bonds during the six-month period?

The period was challenging for credit-based investing, driven in part by the woes of "fallen angels" (former investment-grade rated companies that become high yield) such as WorldCom and Global Crossing. The failures of these two companies contributed to the worst single-month return (June 2002) for the MLHYMI since its inception. Throughout the period the market was affected by generally high default rates resulting from the recession. While the domestic default rate has been dropping all year, it remains at historically high levels.

Yield spreads versus Treasuries were wide during the period. In this scenario, we would have expected higher quality issues to outperform those of lower quality. That was not the case, however, as higher quality issues did not demonstrate any performance advantage. This also can be attributed to the problems of the fallen angels.

Later in the six-month period, we experienced wild fluctuations in investors' appetites for high yield mutual funds. Within a five-week period there was a record one-week period for cash inflows and also a record week of cash outflows. This caused managers to act cautiously as they could not accurately predict their asset base.

What strategies did you use to manage the fund during the period?

This investment environment played into the strength of the fund's management team. Throughout the period, we continued to adhere to our disciplined, credit-research-intensive analysis. The fund employs five credit analysts dedicated exclusively to high yield securities who seek to find the best values while avoiding those companies with credit difficulties. The analysts continuously monitor the fund's holdings in order to identify any potential problems early on. This diligence has paid off, as the fund has not experienced any defaults over the past two years -- a time period when the domestic default rate was exceptionally high. The fund's disciplined investment approach contributed to the fund's strong performance relative to its peers.



                                                 [GRAPHIC OMITTED]

PORTFOLIO MANAGER INTERVIEW continued
[GRAPHIC OMITTED]

                              PORTFOLIO COMPOSITION

                                      (based on 10/31/2002 portfolio assets)




What factors contributed positively to performance?

Our absence of telecommunications holdings during the period contributed significantly to the fund's strong performance, as returns for this sector were especially hard hit. We maintained overweighted positions in our gaming, healthcare and housing holdings. All of our holdings in each of these sectors were concentrated in companies that generate free cash flow after capital expenditures and debt service, enabling these companies to pay down their debt. Given the failures of the fallen angels, the market rewarded companies that generated free cash flow. Our emphasis on this type of company benefited the fund's overall performance.

While sector allocation was additive to performance, the primary driver of the fund's performance was its rigorous credit research process and ruthless sell discipline. Potential additions to the fund are thoroughly analyzed by our team of analysts. Holdings are continuously monitored and an issuer that displays any signs of credit concerns is immediately sold.

What areas detracted from the fund's performance?

Overall, the fund's sector weighting strategy and issue selection were successful. However, two disappointments included Calpine, an independent energy provider that dropped on concerns that it bore some similarities to Enron, and Charter Communications, Inc., a cable television company. The cable television industry has been under pressure partially due to the failure of Adelphia Communications Corporation during the period. We have been underweighted in the cable television industry for some time and sold out of our position in Charter Communications during the period.

                               PORTFOLIO QUALITY*

                                    (based on 10/31/2002 market value of bonds)


                           *Source: Standard & Poor's

What is your outlook for high yield bond investing?

We are optimistic about the high yield market based upon several factors: near-record wide spreads on high yield bonds versus Treasuries, high cash flows back into high yield mutual funds providing buying power, and declining domestic default rates.



                                                 [GRAPHIC OMITTED]

PORTFOLIO MANAGER INTERVIEW continued
[GRAPHIC OMITTED]

There are, however, potential risks to this encouraging outlook. One risk includes the direction of the equity markets. If stocks continue to decline, high yield bonds may also come under pressure. A second risk is the level of the "distress ratio," or the percent of the market that is trading at distressed levels. The distress ratio is a statistical measure that is considered somewhat predictive of future default rates. The high yield distress ratio increased during the final three months of the period. Lastly, the economic recovery that is underway may continue at a slower than expected rate, potentially leading to a double dip recession.

Given these uncertainties, our intent is to adhere to the strategy that rewarded investors during the period. The fund's management team will continue to apply rigorous credit analysis, seeking to invest in solid companies that are able to generate cash flow.

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                         EVERGREEN OFFIT HIGH YIELD FUND

                                   A Series of

                          EVERGREEN FIXED INCOME TRUST
                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 (800) 343-2898

                        By and In Exchange For Shares of

                      EVERGREEN SELECT HIGH YIELD BOND FUND

                                   A Series of

                          EVERGREEN SELECT FIXED INCOME TRUST
                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 (800) 343-2898

     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Offit High Yield Fund ("Offit High Yield Fund"), a series of Evergreen Fixed Income Trust, to Evergreen Select High Yield Bond Fund ("Select High Yield Bond Fund"), a series of Evergreen Select Fixed Income Trust, in exchange for Class I and Class IS shares (to be issued to holders of Class I and Class A shares, respectively, of Offit High Yield Fund) of beneficial interest, $0.001 par value per share, of Select High Yield Bond Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of Select High Yield Bond Fund dated September 1, 2002, as supplemented January 2, 2003;

(2) The Statement of Additional Information of Offit High Yield Fund dated September 16, as amended November 11, 2002, as supplemented January 2, 2003;

(3)  Annual Report Offit High Yield Fund dated December 31, 2002;

(4)  Annual Report of Select High Yield Bond Fund dated April 30, 2002;

(5)  Semi-annual  report of Select High Yield Bond Fund dated  October 31, 2002;
     and

(6)  Pro Forma Financial Statements as of October 31, 2002.

     This  Statement  of  Additional  Information,  which  is not a  prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Offit High Yield Fund dated April 11, 2003. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling
866.606.0481 or writing to Evergreen Fixed Income Trust at the address set forth above.

         The date of this Statement of Additional Information is April 11, 2003.

Evergreen Select High Yield Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
October 31, 2002

====================================================================================================================================
                                                                  Evergreen Select       Evergreen Offit        Evergreen Select
                                                                     High Yield            High Yield            High Yield Bond
                                                                     Bond Fund              Bond Fund            Fund Pro Forma
====================================================================================================================================
                                                                                                                           Combined
                                                                              Market                 Market    Combined     Market
                                            Coupon   Maturity    Principal    Value     Principal    Value     Principal    Value
====================================================================================================================================
ASSET BACKED SECURITIES 2.1%
Carlyle High Yield Partners, Ser. 1,
Class 1                                       8.74   5/31/2007                          8,000,000   7,680,000  8,000,000   7,680,000
DLJ CBO, Ltd., Ser. 1A, Class B 144A          8.35   4/15/2011                          8,500,000   5,015,000  8,500,000   5,015,000
                                                                                                   ----------             ----------
        Total Asset Backed Securities                                                              12,695,000             12,695,000
                                                                                                   ----------             ----------

COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
Resolution Trust Corp., Ser. 1994-C1,
Class F                                       8.00   6/25/2026                          1,550,260   1,551,229  1,550,260   1,551,229
                                                                                                    ---------              ---------

CORPORATE BONDS  80.6%
CONSUMER DISCRETIONARY 26.9%
Auto Components 2.5%
American Axle & Manufacturing, Inc.           9.75    3/1/2009   1,750,000   1,872,500                         1,750,000   1,872,500
Collins & Aikman Products Co.                11.50   4/15/2006     950,000     790,875                           950,000     790,875
CSK Auto, Inc.                               12.00   6/15/2006   1,750,000   1,863,750                         1,750,000   1,863,750
Dana Corp.                                    9.00   8/15/2011                          5,000,000   4,650,000  5,000,000   4,650,000
Dana Corp.                                    6.25    3/1/2004   2,000,000   1,925,000                         2,000,000   1,925,000
Delco Remy International, Inc.               11.00    5/1/2009   1,700,000     909,500                         1,700,000     909,500
Exide Corp. 144A ^                           10.00   4/15/2005                          8,000,000     720,000  8,000,000     720,000
Federal-Mogul Corp. ^                         7.88    7/1/2010                          7,500,000   1,162,500  7,500,000   1,162,500
Intermet Corp.                                9.75   6/15/2009   1,750,000   1,505,000                         1,750,000   1,505,000
                                                                             ---------              ---------             ----------
                                                                             8,866,625              6,532,500             15,399,125
                                                                             ---------              ---------             ----------

Distributors 0.5%
Roundy's, Inc. 144A                           8.88   6/15/2012   2,000,000   1,940,000  1,000,000     970,000  3,000,000   2,910,000
                                                                             ---------                -------              ---------
Hotels, Restaurants & Leisure 12.6%
Ameristar Casinos, Inc.                      10.75   2/15/2009     500,000     542,500  2,500,000   2,712,500  3,000,000   3,255,000
Argosy Gaming Co.                            10.75    6/1/2009   1,750,000   1,933,750  2,500,000   2,762,500  4,250,000   4,696,250
Aztar Corp.                                   8.88   5/15/2007   2,000,000   2,000,000  3,000,000   3,000,000  5,000,000   5,000,000
Chumash Casino & Resort Enterprise 144A       9.00   7/15/2010   2,000,000   2,092,500                         2,000,000   2,092,500
Coast Hotels & Casinos, Inc.                  9.50    4/1/2009   1,750,000   1,846,250                         1,750,000   1,846,250
Hollywood Casino Corp.                       11.25    5/1/2007   1,800,000   1,953,000                         1,800,000   1,953,000
Hollywood Casino Corp.                       13.00    8/1/2006   1,550,000   1,604,250                         1,550,000   1,604,250
Horseshoe Gaming Holdings, Ser. B             8.63   5/15/2009   2,000,000   2,115,000  3,000,000   3,172,500  5,000,000   5,287,500
Host Marriot Corp., Ser. B                    7.88    8/1/2008                          8,000,000   7,640,000  8,000,000   7,640,000
Isle of Capri Casinos, Inc.                   8.75   4/15/2009   2,000,000   2,010,000  5,000,000   5,025,000  7,000,000   7,035,000
John Q Hammons Hotels LP, Ser. B              8.88   5/15/2012   2,000,000   1,935,000  7,500,000   7,256,250  9,500,000   9,191,250
Mandalay Resort Group, Ser. B                10.25    8/1/2007   2,000,000   2,155,000  4,000,000   4,310,000  6,000,000   6,465,000
Meristar Hospitality Corp.                    9.00   1/15/2008   1,750,000   1,470,000                         1,750,000   1,470,000
Mohegan Tribal Gaming Authority               8.00    4/1/2012   1,550,000   1,604,250                         1,550,000   1,604,250
Park Place Entertainment Corp.                8.13   5/15/2011                          5,000,000   5,062,500  5,000,000   5,062,500
Riviera Holdings Corp. 144A                  11.00   6/15/2010                          5,000,000   4,587,500  5,000,000   4,587,500
Six Flags, Inc.                               9.50    2/1/2009                          4,000,000   3,630,000  4,000,000   3,630,000
Six Flags, Inc.                               8.88    2/1/2010   2,000,000   1,760,000                         2,000,000   1,760,000
Station Casinos, Inc.                         9.88    7/1/2010   2,000,000   2,165,000                         2,000,000   2,165,000
Tricon Global Restaurants, Inc.               8.88   4/15/2011   1,050,000   1,144,500                         1,050,000   1,144,500
WCI Communities, Inc.                        10.63   2/15/2011     650,000     586,625                           650,000     586,625
                                                                            ----------             ----------             ----------
                                                                            28,917,625             49,158,750             78,076,375
                                                                            ----------             ----------             ----------
Household Durables 1.3%
K. Hovnanian Enterprises, Inc.               10.50   10/1/2007   1,685,000   1,760,825                         1,685,000   1,760,825
MDC Holdings, Inc.                            8.38    2/1/2008   1,750,000   1,793,750                         1,750,000   1,793,750
Meritage Corp.                                9.75    6/1/2011   1,800,000   1,845,000                         1,800,000   1,845,000
Sealy Mattress Co., Ser. B                    9.88  12/15/2007   1,500,000   1,372,500                         1,500,000   1,372,500
Windmere Durable Holdings, Inc.              10.00   7/31/2008   1,550,000   1,526,750                         1,550,000   1,526,750
                                                                            ----------                                    ----------
                                                                             8,298,825                                     8,298,825
                                                                            ----------                                    ----------

Internet & Catalog Retail 0.1%
G & G Retail, Inc.                           11.00   5/15/2006                            500,000     425,000    500,000     425,000
                                                                                                   ----------             ----------
Media 7.4%
Alaska Communications Holdings, Inc.          9.38   5/15/2009                          8,000,000   5,720,000  8,000,000   5,720,000
Dex Media East LLC 144A                       9.88  11/15/2009     915,000     947,025  2,085,000   2,157,975  3,000,000   3,105,000
Echostar DBS Corp.                            9.38    2/1/2009   1,750,000   1,758,750                         1,750,000   1,758,750
Emmis Communications Corp., Ser. B            8.13   3/15/2009   1,750,000   1,820,000  4,000,000   4,160,000  5,750,000   5,980,000
Granite Broadcasting Corp.                    8.88   5/15/2008                          2,000,000   1,510,000  2,000,000   1,510,000
Granite Broadcasting Corp.                   10.38   5/15/2005                          5,000,000   3,875,000  5,000,000   3,875,000
Hollinger International, Inc.                 9.25    2/1/2006   1,800,000   1,818,000                         1,800,000   1,818,000
LIN Television Corp.                          8.38    3/1/2008   1,750,000   1,824,375                         1,750,000   1,824,375

                                                                  Evergreen Select       Evergreen Offit        Evergreen Select
                                                                     High Yield            High Yield            High Yield Bond
                                                                     Bond Fund              Bond Fund            Fund Pro Forma
====================================================================================================================================
                                                                                                                           Combined
                                                                              Market                 Market    Combined     Market
                                            Coupon   Maturity    Principal    Value     Principal    Value     Principal    Value
====================================================================================================================================
Panamsat Corp. 144A                           8.50    2/1/2012                          3,000,000   2,715,000  3,000,000   2,715,000
Quebecor World, Inc.                          7.75   2/15/2009   1,000,000   1,001,201                         1,000,000   1,001,201
Sinclair Broadcast Group, Inc.                8.75  12/15/2007   1,750,000   1,828,750                         1,750,000   1,828,750
United Artists Theatre Circuit,
Ser. 95-A                                     9.30    7/1/2015                          4,183,706   3,809,787  4,183,706   3,809,787
World Color Press, Inc.                       8.38  11/15/2008                         11,000,000  11,289,663 11,000,000  11,289,663
                                                                            ----------             ----------             ----------
                                                                            10,998,101             35,237,425             46,235,526
                                                                            ----------             ----------             ----------

Multi-line Retail  0.3%
Petco Animal Supplies, Inc.                  10.75   11/1/2011   1,750,000   1,863,750                         1,750,000   1,863,750
                                                                            ----------                                    ----------

Specialty Retail  2.0%
Cole National Group, Inc.                     8.88   5/15/2012   1,750,000   1,653,750                         1,750,000   1,653,750
Michaels Stores, Inc.                         9.25    7/1/2009   1,860,000   1,971,600                         1,860,000   1,971,600
Office Depot, Inc.                           10.00   7/15/2008   1,750,000   1,955,625                         1,750,000   1,955,625
Steinway Musical Instruments, Inc.            8.75   4/15/2011   1,750,000   1,756,562                         1,750,000   1,756,562
Zale Corp.                                    8.50   10/1/2007                          5,000,000   4,981,250  5,000,000   4,981,250
                                                                            ----------             ----------             ----------
                                                                             7,337,537              4,981,250             12,318,787
                                                                            ----------             ----------             ----------

Textiles & Apparel  0.2%
Fruit Of The Loom, Inc.                       8.88   4/15/2006                          8,000,000   1,080,000  8,000,000   1,080,000
                                                                                                   ----------             ----------

CONSUMER STAPLES  1.6%
Beverages  0.3%
Constellation Brands, Inc.                    8.63    8/1/2006   1,900,000   2,052,000                         1,900,000   2,052,000
                                                                            ----------                                    ----------

Food & Drug Retailing  0.3%
Marsh Supermarket, Inc., Ser. B               8.88    8/1/2007   2,000,000   1,820,000                         2,000,000   1,820,000
                                                                            ----------                                    ----------

Food Products  0.1%
Michael Foods, Inc., Ser. B                  11.75    4/1/2011     500,000     552,500                           500,000     552,500
                                                                            ----------                                    ----------

Personal Products  0.9%
Playtex Products, Inc.                        9.38    6/1/2011   1,500,000   1,605,000  4,000,000   4,280,000  5,500,000   5,885,000
                                                                            ----------             ----------             ----------

ENERGY  10.9%
Energy Equipment & Services  2.9%
Dresser, Inc.                                 9.38   4/15/2011   1,750,000   1,653,750  4,000,000   3,780,000  5,750,000   5,433,750
Newpark Resource, Inc.                        8.63  12/15/2007                          5,000,000   4,725,000  5,000,000   4,725,000
Parker Drilling Co.,  Ser. B                 10.13  11/15/2009   1,750,000   1,706,250                         1,750,000   1,706,250
SESI, LLC                                     8.88   5/15/2011   1,750,000   1,758,750  4,500,000   4,522,500  6,250,000   6,281,250
                                                                            ----------             ----------             ----------
                                                                             5,118,750             13,027,500             18,146,250
                                                                            ----------             ----------             ----------

Oil & Gas  8.0%
Chesapeake Energy Corp.                       8.13    4/1/2011   2,000,000   2,050,000  3,000,000   3,075,000  5,000,000   5,125,000
Clark Refining & Marketing, Inc.              8.63   8/15/2008                          2,500,000   2,062,500  2,500,000   2,062,500
Clark Refining & Marketing, Inc.              8.88  11/15/2007                          3,000,000   2,175,000  3,000,000   2,175,000
Crown Central Petroleum Corp.                10.88    2/1/2005                          2,400,000   2,004,000  2,400,000   2,004,000
El Paso Energy Partners LP, Ser. B            8.50    6/1/2011                          4,000,000   3,580,000  4,000,000   3,580,000
Frontier Oil Corp.                            9.13   2/15/2006                          2,000,000   1,890,000  2,000,000   1,890,000
Frontier Oil Corp.                           11.75  11/15/2009                          5,500,000   5,527,500  5,500,000   5,527,500
Giant Industries, Inc.                        9.00    9/1/2007                         10,000,000   7,450,000 10,000,000   7,450,000
KCS Energy, Inc., Ser. B                     11.00   1/15/2003                          5,358,600   5,318,412  5,358,600   5,318,412
Nuevo Energy Co., Ser. B                      9.50    6/1/2008                          5,000,000   5,037,500  5,000,000   5,037,500
Parker Drilling Co., Ser. B                  10.13  11/15/2009                            540,000     526,500    540,000     526,500
Pioneer Natural Resources Co.                 9.63    4/1/2010   1,750,000   2,053,529                         1,750,000   2,053,529
Plains Exploration & Production
Co. LP 144A                                   8.75    7/1/2012   1,570,000   1,577,850                         1,570,000   1,577,850
Stone Energy Corp.                            8.25  12/15/2011     615,000     636,525                           615,000     636,525
Tesoro Petroleum Corp.                        9.63    4/1/2012     650,000     334,750                           650,000     334,750
Vintage Petroleum, Inc.                       9.75   6/30/2009   1,030,000   1,063,475  1,000,000   1,032,500  2,030,000   2,095,975
Westport Resources Corp.                      8.25   11/1/2011   1,750,000   1,824,375                         1,750,000   1,824,375
                                                                            ----------             ----------             ----------
                                                                             9,540,504             39,678,912             49,219,416
                                                                            ----------             ----------             ----------

FINANCIALS  8.0%
Diversified Financials  1.0%
Caithness Coso Funding Corp., Ser. B          9.05  12/15/2009                          5,536,165   5,342,399  5,536,165   5,342,399
Ucar Finance, Inc.                           10.25   2/15/2012   1,000,000     675,000                         1,000,000     675,000
                                                                            ----------             ----------             ----------
                                                                               675,000              5,342,399              6,017,399
                                                                            ----------             ----------             ----------

Insurance  1.3%
Presidental Life Corp.                        7.88   2/15/2009                          7,250,000   7,749,402  7,250,000   7,749,402
                                                                                                   ----------             ----------

Real Estate  5.7%
Choctaw Resort Development Enterprise         9.25    4/1/2009   1,275,000   1,326,000                         1,275,000   1,326,000
Crescent Real Estate Equities REIT            9.25   4/15/2009   1,750,000   1,752,513                         1,750,000   1,752,513
Developers Diversified Realty Corp.           7.50   7/15/2018                          7,500,000   7,102,125  7,500,000   7,102,125
Felcor Suites, LP REIT                        7.63   10/1/2007                          7,500,000   6,937,500  7,500,000   6,937,500
Healthcare Realty Trust, Inc. REIT            8.13    5/1/2011                          5,000,000   5,358,775  5,000,000   5,358,775

                                                                  Evergreen Select       Evergreen Offit        Evergreen Select
                                                                     High Yield            High Yield            High Yield Bond
                                                                     Bond Fund              Bond Fund            Fund Pro Forma
====================================================================================================================================
                                                                                                                           Combined
                                                                              Market                 Market    Combined     Market
                                            Coupon   Maturity    Principal    Value     Principal    Value     Principal    Value
====================================================================================================================================
LNR Property Corp.                           10.50   1/15/2009                          6,000,000   6,060,000  6,000,000   6,060,000
Tanger Properties LP REIT                     9.13   2/15/2008                          3,000,000   2,976,525  3,000,000   2,976,525
Williams Scotsman, Inc.                       9.88    6/1/2007                          5,000,000   4,050,000  5,000,000   4,050,000
                                                                            ----------             ----------             ----------
                                                                             3,078,513             32,484,925             35,563,438
                                                                            ----------             ----------             ----------

HEALTH CARE  4.9%
Health Care Equipment & Supplies 1.5%
Conmed Corp.                                  9.00   3/15/2008                          5,000,000   5,175,000  5,000,000   5,175,000
Pacificare Health Systems, Inc.              10.75    6/1/2009                          4,000,000   4,180,000  4,000,000   4,180,000
Rotech Healthcare, Inc. 144A                  9.50    4/1/2012     250,000     237,500                           250,000     237,500
                                                                            ----------             ----------             ----------
                                                                               237,500              9,355,000              9,592,500
                                                                            ----------             ----------             ----------

Health Care Providers & Services 3.4%
Alaris Medical Systems, Inc., Ser. B         11.63   12/1/2006   1,750,000   1,951,250                         1,750,000   1,951,250
Bergen Brunswig Corp.                         7.38   1/15/2003   1,325,000   1,334,938                         1,325,000   1,334,938
Coventry Health Care, Inc.                    8.13   2/15/2012     250,000     260,000                           250,000     260,000
Express Scripts, Inc.                         9.63   6/15/2009   1,750,000   1,885,625                         1,750,000   1,885,625
Extendicare Health Services, Inc. 144A        9.50    7/1/2010   2,000,000   1,970,000                         2,000,000   1,970,000
Genesis Health Ventures, Inc.                 9.88   1/15/2009                          7,500,000     573,075  7,500,000     573,075
Omnicare, Inc.                                8.13   3/15/2011   1,750,000   1,863,750                         1,750,000   1,863,750
Pacificare Health Systems, Inc.              10.75    6/1/2009   1,650,000   1,724,250                         1,650,000   1,724,250
Stewart Enterprises, Inc.                    10.75    7/1/2008   1,650,000   1,782,000  5,000,000   5,400,000  6,650,000   7,182,000
Triad Hospitals, Inc, Ser. B                  8.75    5/1/2009   2,000,000   2,130,000                         2,000,000   2,130,000
                                                                            ----------             ----------             ----------
                                                                            14,901,813              5,973,075             20,874,888
                                                                            ----------             ----------             ----------

INDUSTRIALS 8.4%
Aerospace & Defense 0.1%
BE Aerospace, Inc.                            9.50   11/1/2008   1,000,000     690,000                         1,000,000     690,000
                                                                            ----------                                    ----------

Airlines 0.7%
Piedmont Aviation, Inc., Ser. F              10.15   3/28/2003                          1,000,000     450,000  1,000,000     450,000
US Air, Inc., Pass Thru Certs., Ser. 90A1    11.20   3/19/2005                          2,097,370     943,816  2,097,370     943,816
US Air, Inc., Pass Thru Certs., Ser. 93A2     9.63    9/1/2003                          6,000,000   2,760,000  6,000,000   2,760,000
US Air, Inc., Ser. D                         10.43   6/27/2004                          1,014,000     456,300  1,014,000     456,300
                                                                                                   ----------             ----------
                                                                                                    4,610,116              4,610,116
                                                                                                   ----------             ----------

Commercial Services & Supplies 5.0%
Allied Waste, Inc., Ser. B                   10.00    8/1/2009   2,000,000   1,930,000  5,000,000   4,825,000  7,000,000   6,755,000
Coinmach Corp.                                9.00    2/1/2010   1,750,000   1,811,250                         1,750,000   1,811,250
EES Coke Battery, Inc. 144A                   9.38   4/15/2007                          4,470,625   2,286,202  4,470,625   2,286,202
Fisher Scientific International, Inc.         9.00    2/1/2008                          4,000,000   4,160,000  4,000,000   4,160,000
Iron Mountain, Inc.                           8.63    4/1/2013   2,000,000   2,095,000  5,000,000   5,237,500  7,000,000   7,332,500
Protection One Alarm Monitoring               7.38   8/15/2005                          4,000,000   3,460,000  4,000,000   3,460,000
Service Corp. International                   6.00  12/15/2005                          3,000,000   2,580,000  3,000,000   2,580,000
Service Corp. International 144A              7.70   4/15/2009                          3,000,000   2,550,000  3,000,000   2,550,000
                                                                            ----------             ----------             ----------
                                                                             5,836,250             25,098,702             30,934,952
                                                                            ----------             ----------             ----------
Construction & Engineering 0.6%
KB Home                                       8.63  12/15/2008   1,500,000   1,515,000                         1,500,000   1,515,000
Schuler Homes, Inc.                          10.50   7/15/2011   1,650,000   1,654,125                         1,650,000   1,654,125
Toll Brothers, Inc.                           8.25   12/1/2011     750,000     742,500                           750,000     742,500
                                                                            ----------                                    ----------
                                                                             3,911,625                                     3,911,625
                                                                            ----------                                    ----------
Electrical Equipment 0.2%
Stoneridge, Inc.                             11.50    5/1/2012   1,250,000   1,056,250                         1,250,000   1,056,250
                                                                            ----------                                    ----------

Machinery 1.8%
AGCO Corp.                                    8.50   3/15/2006   1,750,000   1,723,750                         1,750,000   1,723,750
ITT Industries                                7.38  11/15/2015                          5,000,000   4,531,900  5,000,000   4,531,900
Navistar International Corp.                  8.00    2/1/2008   1,750,000   1,356,250                         1,750,000   1,356,250
Terex Corp.                                   8.88    4/1/2008   1,550,000   1,333,000                         1,550,000   1,333,000
Wolverine Tube, Inc. 144A                    10.50    4/1/2009                          2,000,000   1,870,000  2,000,000   1,870,000
                                                                            ----------             ----------             ----------
                                                                             4,413,000              6,401,900             10,814,900
                                                                            ----------             ----------             ----------

INFORMATION TECHNOLOGY 1.5%
Electronic Equipment & Instruments 0.5%
Stoneridge, Inc.                             11.50    5/1/2012                          4,000,000   3,380,000  4,000,000   3,380,000
                                                                                                   ----------             ----------

Software 1.0%
Medaphis Corp., Ser. B                        9.50   2/15/2005                          6,500,000   6,240,000  6,500,000   6,240,000
                                                                                                   ----------             ----------

MATERIALS 13.7%
Chemicals 6.0%
Airgas, Inc.                                  9.13   10/1/2011   1,690,000   1,804,075                         1,690,000   1,804,075
FMC Corp. 144A                               10.25   11/1/2009   1,750,000   1,811,250  4,060,000   4,202,100  5,810,000   6,013,350
Huntsman International LLC                    9.88    3/1/2009                          5,000,000   4,975,000  5,000,000   4,975,000
Lyondell Chemical Co., Ser. A                 9.63    5/1/2007   1,750,000   1,675,625                         1,750,000   1,675,625

                                                                  Evergreen Select       Evergreen Offit        Evergreen Select
                                                                     High Yield            High Yield            High Yield Bond
                                                                     Bond Fund              Bond Fund            Fund Pro Forma
====================================================================================================================================
                                                                                                                           Combined
                                                                              Market                 Market    Combined     Market
                                            Coupon   Maturity    Principal    Value     Principal    Value     Principal    Value
====================================================================================================================================
Lyondell Chemical Co., Ser. B               9.88    5/1/2007                           5,000,000   4,787,500  5,000,000    4,787,500
Methanex Corp.                              8.75   8/15/2012                           3,165,000   3,307,425  3,165,000    3,307,425
Millennium America, Inc.                    9.25   6/15/2008   1,750,000    1,767,500  5,000,000   5,050,000  6,750,000    6,817,500
Noveon, Inc., Ser. B                       11.00   2/28/2011   1,750,000    1,881,250                         1,750,000    1,881,250
Scotts Co.                                  8.63   1/15/2009   1,620,000    1,692,900                         1,620,000    1,692,900
Terra Industries, Inc., Ser. B             10.50   6/15/2005                           5,000,000   4,275,000  5,000,000    4,275,000
                                                                          -----------            -----------             -----------
                                                                           10,632,600             26,597,025              37,229,625
                                                                          -----------            -----------             -----------

Containers & Packaging  1.2%
Four M Corp., Ser. B                       12.00    6/1/2006   1,900,000    1,976,000                         1,900,000    1,976,000
Owens-Illinois, Inc.                        7.15   5/15/2005   1,800,000    1,710,000                         1,800,000    1,710,000
Packaging Corp. of America, Ser. B          9.63    4/1/2009   1,750,000    1,903,125                         1,750,000    1,903,125
Stone Container Corp.                       9.75    2/1/2011   1,550,000    1,670,125                         1,550,000    1,670,125
                                                                          -----------                                    -----------
                                                                            7,259,250                                      7,259,250
                                                                          -----------                                    -----------

Metals & Mining 5.7%
AK Steel Corp.                              7.75   6/15/2012                           5,000,000   4,975,000  5,000,000    4,975,000
AK Steel Corp.                              7.88   2/15/2009   1,750,000    1,750,000                         1,750,000    1,750,000
Armco, Inc.                                 9.00   9/15/2007                           6,100,000   6,222,000  6,100,000    6,222,000
Bulong Operations Property, Ltd. ?^+       12.50   3/31/2012      75,000        1,875                            75,000        1,875
Freeport-Mcmoran Copper & Gold              7.20  11/15/2026                           4,000,000   3,770,000  4,000,000    3,770,000
Owens Brockway Glass Container              8.88   2/15/2009   1,800,000    1,858,500  4,000,000   4,130,000  5,800,000    5,988,500
Peabody Energy Corp., Ser. B                9.63   5/15/2008   1,800,000    1,899,000  4,000,000   4,220,000  5,800,000    6,119,000
Trimas Corp. 144A                           9.88   6/15/2012   2,000,000    1,890,000                         2,000,000    1,890,000
U.S. Steel Corp.                           10.75    8/1/2008   1,700,000    1,683,000  3,000,000   2,970,000  4,700,000    4,653,000
                                                                          -----------            -----------             -----------
                                                                            9,082,375             26,287,000              35,369,375
                                                                          -----------            -----------             -----------

Paper & Forest Products 0.8%
Georgia-Pacific Corp.                       8.13   5/15/2011                           2,000,000   1,733,022  2,000,000    1,733,022
Georgia-Pacific Corp.                       9.13    7/1/2022                           4,000,000   3,127,324  4,000,000    3,127,324
                                                                                                 -----------             -----------
                                                                                                   4,860,346               4,860,346
                                                                                                 -----------             -----------

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication
Services 0.3%
Panamsat Corp. 144A                         8.50    2/1/2012   2,000,000    1,810,000                         2,000,000    1,810,000
                                                                          -----------                                    -----------

Wireless Telecommunications
Services 0.2%
Centennial Cellular Operating Co.          10.75  12/15/2008                           3,500,000   1,592,500  3,500,000    1,592,500
                                                                                                 -----------             -----------

UTILITIES 4.2%
Electric Utilities 3.2%
AES Corp., Ser. 1999, Class A               9.00    1/2/2017                           8,000,000   6,906,600  8,000,000    6,906,600
Calpine Corp.                               8.50   2/15/2011                           5,000,000   1,650,000  5,000,000    1,650,000
Calpine Corp.                               7.75   4/15/2009   1,725,000      560,625                         1,725,000      560,625
Edison Mission Energy                       9.88   4/15/2011                           5,000,000   2,075,000  5,000,000    2,075,000
Southern CA Edison Co., Ser. 93I            6.90   10/1/2018                           2,750,000   2,502,500  2,750,000    2,502,500
Tucson Electric Power Co., Ser. B          10.21    1/1/2009                           5,479,604   5,863,176  5,479,604    5,863,176
                                                                          -----------            -----------             -----------
                                                                              560,625             18,997,276              19,557,901
                                                                          -----------            -----------             -----------

Gas Utilities 0.5%
El Paso Energy Partners LP                  8.50    6/1/2011   1,800,000    1,611,000                         1,800,000    1,611,000
Western Gas Resources, Inc.                10.00   6/15/2009   1,500,000    1,582,500                         1,500,000    1,582,500
                                                                          -----------                                    -----------
                                                                            3,193,500                                      3,193,500
                                                                          -----------                                    -----------

Multi-Utilities 0.5%
Mirant Corp.                                8.30    5/1/2011                           2,500,000   1,062,500  2,500,000    1,062,500
South Point Energy Center, LLC 144A         8.40   5/30/2012                           3,635,644   2,001,876  3,635,644    2,001,876
                                                                                                 -----------             -----------
                                                                                                   3,064,376               3,064,376
                                                                                                 -----------             -----------
           Total Corporate Bonds                                          156,249,518            343,405,379             499,654,897
                                                                          -----------            -----------             -----------

YANKEE OBLIGATIONS-CORPORATE 8.3%
CONSUMER DISCRETIONARY 2.7%
Hotels, Restaurants & Leisure 2.1%
Royal Caribbean Cruises, Ltd.               8.75    2/2/2011   1,750,000    1,525,039  7,000,000   6,100,157  8,750,000    7,625,196
Sun International Hotels, Ltd.              8.88   8/15/2011                           5,000,000   5,050,000  5,000,000    5,050,000
                                                                          -----------            -----------             -----------
                                                                            1,525,039             11,150,157              12,675,196
                                                                          -----------            -----------             -----------

Media 0.6%
Quebecor Media, Inc.                       11.13   7/15/2011                           4,000,000   2,840,000  4,000,000    2,840,000
Rogers Cablesystems, Ltd.                  11.00   12/1/2015   1,250,000    1,181,250                         1,250,000    1,181,250
                                                                          -----------            -----------             -----------
                                                                            1,181,250              2,840,000               4,021,250
                                                                          -----------            -----------             -----------

INDUSTRIALS 0.7%
Transportation Infrastructure 0.7%
Sea Containers, Ltd., Ser. B                7.88   2/15/2008                           6,500,000   4,582,500  6,500,000    4,582,500
                                                                                                 -----------             -----------

MATERIALS 4.0%

                                                                  Evergreen Select       Evergreen Offit        Evergreen Select
                                                                     High Yield            High Yield            High Yield Bond
                                                                     Bond Fund              Bond Fund            Fund Pro Forma
====================================================================================================================================
                                                                                                                           Combined
                                                                              Market                 Market    Combined     Market
                                            Coupon   Maturity    Principal    Value     Principal    Value     Principal    Value
====================================================================================================================================
Containers & Packaging  1.4%
Stone Container Finance Co. 144A          11.50  8/15/2006                           8,000,000    8,520,000   8,000,000    8,520,000
                                                                                                -----------              -----------

Metals & Mining  1.4%
Glencore Nickel Property, Ltd. ^           9.00  12/1/2014                          16,000,000    3,520,000  16,000,000    3,520,000
Great Central Mines, Ltd.                  8.88   4/1/2008                           5,000,000    5,025,000   5,000,000    5,025,000
                                                                                                -----------              -----------
                                                                                                  8,545,000                8,545,000
                                                                                                -----------              -----------

Paper & Forest Products 1.2%
Domtar, Inc.                               8.75   8/1/2006  1,570,000    1,798,514                            1,570,000    1,798,514
Tembec Industries, Inc.                    7.75  3/15/2012  2,000,000    1,975,000   4,000,000    3,950,000   6,000,000    5,925,000
                                                                       -----------              -----------              -----------
                                                                         3,773,514                3,950,000                7,723,514
                                                                       -----------              -----------              -----------

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication
Services 0.2%
Star Choice Communications                13.00  2/15/2005  1,050,000      981,750                            1,050,000      981,750
                                                                       -----------                                       -----------

Wireless Telecommunications
Services 0.7%
Rogers Cantel, Inc.                        8.30  10/1/2007                           4,000,000    3,300,000   4,000,000    3,300,000
Rogers Cantel, Inc.                        9.75   6/1/2016  1,800,000    1,359,000                            1,800,000    1,359,000
                                                                       -----------              -----------              -----------
                                                                         1,359,000                3,300,000                4,659,000
                                                                       -----------              -----------              -----------
     Total Yankee Obligations-Corporate                                  8,820,553               42,887,657               51,708,210
                                                                       -----------              -----------              -----------

                                                            ========================================================================
                                                                                                                           Combined
                                                                          Market                   Market     Combined      Market
                                                             Shares       Value       Shares       Value       Shares        Value
                                                            ========================================================================
COMMON STOCKS 0.1%
CONSUMER STAPLES 0.0%
Food Products 0.0%
Imperial Sugar Co. *                                                                   227,795      318,913     227,795      318,913
                                                                                                -----------              -----------

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Genesis Health Ventures, Inc. *                                                         26,432      374,277      26,432      374,277
                                                                                                -----------              -----------

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication
Services 0.0%
Call Net Enterprises, Inc. *                                                            71,955       25,184      71,955       25,184
                                                                                                -----------              -----------

              Total Common Stocks                                                                   718,374                  718,374
                                                                                                -----------              -----------

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money
Market Fund @                                              20,403,397   20,403,397   7,369,919    7,369,919  27,773,316   27,773,316
====================================================================================================================================

Total Investments (cost $188,923,522,
$476,296,323 and $665,219,845,
respectively)                                                          185,473,468              408,627,558              594,101,026

Other Assets and Liabilities -
(1.1%, 5.4% and 4.1%, respectively)                                      2,098,501               23,428,407               25,526,908
                                                                       -----------              -----------              -----------
Net Assets - 100.0%, 100.0% and
100.0%, respectively                                                   187,571,969              432,055,965              619,627,934
                                                                       ===========              ===========              ===========

Add Footnotes:

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

^ Security which has defaulted on payment of interest and/or principal. The fund has stopped accruing interest on this security.

*     Non-income producing security.

@ The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

? No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

+ Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the Security is valued based upon its fair value determined under procedures approved by the Board of Trustees.

Summary of Abbreviations:
Real Estate Investment Trust

See Notes to Pro Forma Combining Financial Statements

Evergreen Select High Yield Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
October 31, 2002

                                                                Evergreen Select   Evergreen Offit                  Evergreen Select
                                                                   High Yield        High Yield                     High Yield Bond
                                                                   Bond Fund          Bond Fund      Adjustments     Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------------------
Assets
Identified cost of securities                                      $ 188,923,522     $ 476,296,323                    $  665,219,845
Net unrealized losses on securities                                   (3,450,054)      (67,668,765)                     (71,118,819)
------------------------------------------------------------------------------------------------------------------------------------
Market value of securities                                           185,473,468       408,627,558                       594,101,026
Receivables for securities sold                                                0        25,703,585                        25,703,585
Receivable for Fund shares sold                                          725,792                 0                           725,792
Dividends and interest receivable                                      4,534,163        11,875,380                        16,409,543
Prepaid expenses and other assets                                         35,299            16,508                            51,807
------------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                    190,768,722       446,223,031                       636,991,753
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Distributions payable                                                  1,245,639         3,341,703                         4,587,342
Payable for securities purchased                                       1,929,828         9,841,785                        11,771,613
Payable for Fund shares redeemed                                               0            61,176                            61,176
Payable for closed forward foreign currency
exchange contracts                                                             0           288,560                           288,560
Advisory fee payable                                                       2,554                 0                             2,554
Distribution Plan expenses payable                                             0                 0                                 0
Due to other related parties                                                 511                 0                               511
Accrued expenses and other liabilities                                    18,221           633,842                           652,063
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                 3,196,753        14,167,066                        17,363,819
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $ 187,571,969     $ 432,055,965                    $  619,627,934
====================================================================================================================================
Net assets represented by
Paid-in capital                                                    $ 200,388,719     $ 925,142,910                    $1,125,531,629
Overdistributed net investment income                                   (682,630)       (1,570,258)                      (2,252,888)
Accumulated net realized losses on securities and
foreign currency related transactions                                 (8,684,066)     (423,864,718)                    (432,548,784)
Net unrealized losses on securities and foreign
currency related transactions                                         (3,450,054)      (67,651,969)                     (71,102,023)
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $ 187,571,969     $ 432,055,965                    $  619,627,934
====================================================================================================================================
Class A Shares
Net assets                                                                           $   3,079,034   ($3,079,034)(a)
Shares of beneficial interest outstanding                                                  475,516      (475,516)(a)
Net asset value                                                                             $ 6.48
Class I Shares
Net assets                                                         $ 187,524,749     $ 428,976,931                    $  616,501,680
Shares of beneficial interest outstanding                             21,200,963        66,249,735   (17,751,285)(a)      69,699,413
Net asset value                                                    $        8.85            $ 6.48                    $         8.85
Class IS Shares
Net assets                                                         $      47,220                       3,079,034(a)   $    3,126,254
Shares of beneficial interest outstanding                                  5,338                         348,069(a)          353,407
Net asset value                                                    $        8.85                                      $         8.85

(a) Reflects the impact of converting shares of the target fund into shares of the surviving fund.

            See Notes to Pro Forma Combining Financial Statements.

Evergreen Select High Yield Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Year Ended 10/31/02

                                                                Evergreen Select   Evergreen Offit                  Evergreen Select
                                                                   High Yield        High Yield                     High Yield Bond
                                                                   Bond Fund          Bond Fund       Adjustments    Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends (net of foreign witholding taxes of $0,
$36,883 and $36,883, respectively)                                   $          0   $     799,035                     $     799,035
Interest                                                               15,521,430      69,175,998                        84,697,428
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                              $ 15,521,430      69,975,033               0        85,496,463
------------------------------------------------------------------------------------------------------------------------------------

Expenses
Advisory fee                                                         $    905,800   $   5,271,532      (1,831,893)(b)  $   4,345,439
Distribution Plan expenses                                                     23          74,047               0             74,070
Transfer agent fee                                                            951         104,001         (31,982)(b)         72,970
Administrative services fees                                              181,160         744,968               0            926,128
Custodian fee                                                              49,596         166,734             942 (a)        217,272
Printing and postage expenses                                              13,386          65,390         (33,069)(b)         45,707
Registration and filing fees                                               47,360          48,454         (51,945)(c)         43,869
Professional fees                                                          16,066         349,742        (277,131)(c)         88,677
Trustees' fees and expenses                                                 3,355          29,035         (14,817)(b)         17,573
Other                                                                      11,220          98,519         (98,519)(c)         11,220
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          1,228,917       6,952,422      (2,338,414)        5,842,925
Less: Expense reductions                                                   (7,364)              0               0            (7,364)
       Expense waivers and reimbursements                                  (5,313)        (71,844)         77,157 (d)             0
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            1,216,240       6,880,578      (2,261,257)        5,835,561
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  14,305,190      63,094,455       2,261,257        79,660,902
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gains or losses on securities and foreign currency related transactions Net realized losses on:
   Securities                                                          (1,400,595)   (242,035,109)                     (243,435,704)
   Foreign currency related transactions                                        0      (7,664,524)                       (7,664,524)
------------------------------------------------------------------------------------------------------------------------------------
Net realized losses on securities and foreign currency related
transactions                                                           (1,400,595)   (249,699,633)              0      (251,100,228)
Net change in unrealized gains or losses on securities and foreign
currency related transactions                                          (2,744,689)   (309,554,890)   (312,299,579)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities and
foreign currency related transactions                                  (4,145,284)   (559,254,523)              0      (563,399,807)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $ 10,159,906   ($496,160,068)  $   2,261,257     ($483,738,905)
====================================================================================================================================

(a) Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined fund.

(b) Reflects a decrease based on the combined asset level of the surviving fund.

(c) Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

(d)   Reflects an adjustment for fee waivers necessary for the surviving fund.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen Select High Yield Bond Fund
Notes to Pro Forma Combining Financial Statements (unaudited)
October 31, 2002

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Select High Yield Bond Fund ("Select High Yield Fund") and Evergreen Offit High Yield Bond Fund ("Offit High Yield Fund") at October 31, 2002 and for the periods then ended.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Offit High Yield Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Offit High Yield Fund by Select High Yield Fund, in exchange for Class I and Class IS shares of Select High Yield Fund. Thereafter, there will be a distribution of Class I and Class IS shares of Select High Yield Fund to the Class A and Class I shareholders of Offit High Yield Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Offit High Yield Fund will become the owners of that number of full and fractional Class I and Class IS shares of Select High Yield Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Offit High Yield Fund as of the close of business immediately prior to the date that Offit High Yield Fund net assets are exchanged for Class I and Class IS shares of Select High Yield Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

      The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Offit High Yield Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen Investment Management Company, LLC. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Select High Yield Fund. As of October 31, 2002, securities held by Evergreen Offit High Yield Fund would comply with the compliance guidelines and investment restrictions of Evergreen Select High Yield Bond Fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class I and Class IS shares of Select High Yield Fund, which would have been issued at October 31, 2002 in connection with the proposed Reorganization. Class A and Class I shareholders of Offit High Yield Fund would receive Class I and Class IS shares, respectively, of Select High Yield Fund based on conversion ratios determined on October 31, 2002. The conversion ratios are calculated by dividing the net asset value per share of Class A and Class I of Offit High Yield Fund by the net asset value per share of Class I and Class IS, respectively, of Select High Yield Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds and applying those rates to the average net assets of the Select High Yield Fund for the twelve months ended October 31, 2002 and to the average net assets of the Offit High Yield Fund for the twelve months ended October 31, 2002. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

                       SUPPLEMENT TO THE PROSPECTUSES AND
                  STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                         EVERGREEN DOMESTIC GROWTH FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                           (collectively, the "Funds")

All shares purchased on or after November 1, 2002 will be subject to the following revised Class B disclosures.

         The paragraph describing Class B shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                              Maximum Deferred
Time Held                                                      Sales Charge
Month of Purchase + First 12 Month Period                              5.00%
Month of Purchase + Second 12 Month Period                             4.00%
Month of Purchase + Third 12 Month Period                              3.00%
Month of Purchase + Fourth 12 Month Period                             3.00%
Month of Purchase + Fifth 12 Month Period                              2.00%
Month of Purchase + Sixth 12 Month Period                              1.00%
Thereafter                                                             0.00%
After 8 years                                            Converts to Class A
Dealer Allowance                                                       4.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Under each Fund's "Example of Fund Expenses," the Class B share example numbers assuming no redemption at the end of ten years are revised as follows:

Example of Fund Expenses

        ------------------------------------------ ------------ ----------------------------------------- ------------
        Aggressive Growth Fund                     $2,144       New Jersey Municipal Bond Fund            $1,666
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Asset Allocation Fund                      $1,930       Omega Fund                                $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Balanced Fund                              $1,831       Pennsylvania Municipal Bond Fund          $1,463
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Blue Chip Fund                             $2,113       Precious Metals Fund                      $2,822
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Capital Growth Fund                        $2,365       Premier 20 Fund                           $2,601
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Connecticut Municipal Bond Fund            $1,810       Select Strategic Growth Fund              $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Core Bond Fund                             $1,576       Short-Intermediate Municipal Bond Fund    $1,647
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Diversified Bond Fund                      $2,005       Small Cap Value Fund                      $2,479
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Growth Fund                       $1,919       Special Equity Fund                       $2,407
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Markets Growth Fund               $3,237       Special Values Fund                       $2,100
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Income Fund                         $2,166       Stock Selector Fund                       $1,962
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Index Fund                          $1,777       Strategic Income Fund                     $2,113
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Evergreen Fund                             $2,376       Strategic Value Fund                      $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Foundation Fund                            $2,229       Tax Strategic Equity Fund                 $2,611
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Leaders Fund                        $2,652       Tax Strategic Foundation Fund             $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Opportunities Fund                  $2,672       Technology Fund                           $3,406
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth Fund                                $2,229       U.S. Government Fund                      $1,821
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth and Income Fund                     $2,376       U.S. Government Money Market Fund         $1,878
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Health Care Fund                           $2,851       Utility and Telecommunications Fund       $2,187
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Grade Municipal Bond Fund             $1,853       Value Fund                                $1,951
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Income Municipal Bond Fund            $1,842
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Yield Bond Fund                       $2,091
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        International Growth Fund                  $2,048
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Large Company Growth Fund                  $1,875
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Masters Fund                               $2,530
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Money Market Fund                          $1,668
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Municipal Bond Fund                        $1,688
        ------------------------------------------ ------------ ----------------------------------------- ------------

         The section of the Funds' SAI entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         In addition, the section of the Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class B Shares

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

November 1, 2002

         All shares purchased on or after January 2, 2003 will be subject to the following revised Class C disclosures. Purchases made prior to January 2, 2003 are subject to the sales charge stated in the prospectus.

         The shareholder fees for Class C shares have been revised in the "Shareholder Fees" table under the section entitled "EXPENSES" of each Fund's prospectus as follows:

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction
Expenses                     Class C

Maximum sales charge          1.00%
a % of offering price)

Maximum deferred sales        1.00%
Charge (as a % of either
the redemption amount or
initial investment,
whichever is lower)

     Each Fund's "Example of Fund Expenses" for Class C shares is revised to include the new sales charges as follows:

Example of Fund Expenses

----------------------------------- ---------------- ----------------- ----------------------------------------------
                                      Assuming No        Assuming             Both Assuming No Redemption and
                                      Redemption      Redemption At        Assuming Redemption At End of Period
                                                      End of Period
----------------------------------- ---------------- ----------------- ----------------------------------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
FUND                                1 YEAR           1 YEAR            3 YEAR     5 YEAR         10 YEAR
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Adjustable Rate Fund                $246             $346              $554       $884           $1,818
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Aggressive Growth Fund              $302             $402              $724       $1,172         $2,414
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Balanced Fund                       $273             $373              $636       $1,024         $2,110
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Blue Chip Fund                      $313             $413              $757       $1,228         $2,527
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Capital Growth Fund                 $323             $423              $787       $1,278         $2,629
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Connecticut Municipal Bond Fund     $271             $371              $630       $1,014         $2,089
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Core Bond Fund                      $250             $350              $566       $905           $1,862
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Diversified Bond Fund               $289             $389              $685       $1,106         $2,279
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Emerging Growth Fund                $281             $381              $661       $1,065         $2,195
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Emerging Markets Growth Fund        $410             $510              $1,047     $1,709         $3,477
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Equity Income Fund                  $309             $409              $745       $1,207         $2,486
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Equity Index Fund                   $233             $333              $596       $983           $2,067
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Evergreen Fund                      $324             $424              $790       $1,283         $2,639
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Foundation Fund                     $310             $410              $748       $1,213         $2,497
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Global Leaders Fund                 $351             $451              $871       $1,417         $2,907
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Global Opportunities Fund           $353             $453              $877       $1,427         $2,927
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Growth Fund                         $310             $410              $748       $1,213         $2,497
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Growth and Income Fund              $330             $430              $808       $1,313         $2,699
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Health Care Fund                    $370             $470              $930       $1,515         $3,101
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Grade Municipal Bond Fund      $275             $375              $643       $1,034         $2,131
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Income Municipal Bond Fund     $274             $374              $639       $1,029         $2,121
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Yield Bond Fund                $297             $397              $709       $1,147         $2,362
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
International Growth Fund           $293             $393              $697       $1,126         $2,321
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Large Company Growth Fund           $277             $377              $649       $1,045         $2,152
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Limited Duration Fund               $239             $339              $533       $848           $1,741
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Masters Fund                        $339             $439              $835       $1,358         $2,789
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Money Market Fund                   $257             $357              $588       $941           $1,938
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Municipal Bond Fund                 $260             $360              $597       $957           $1,970
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
New Jersey Municipal Bond Fund      $258             $358              $591       $947           $1,949
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit California Municipal Bond     $264             $364              $609       $978           $2,013
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit Emerging Markets Bond Fund    $320             $420              $778       $1,263         $2,598
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit National Municipal Bond Fund  $260             $360              $597       $957           $1,970
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit New York Municipal Bond Fund  $258             $358              $591       $947           $1,949
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Omega Fund                          $307             $407              $739       $1,197         $2,466
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Pennsylvania Municipal Bond Fund    $240             $340              $536       $853           $1,752
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Precious Metals Fund                $367             $467              $921       $1,501         $3,073
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Premier 20 Fund                     $346             $446              $856       $1,392         $2,858
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Select Strategic Growth Fund        $278             $378              $652       $1,050         $2,163
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Short Intermediate Bond Fund        $258             $358              $593       $951           $1,959
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Short-Intermediate Municipal Bond   $260             $360              $597       $957           $1,970
Fund
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Small Cap Value Fund                $323             $423              $787       $1,278         $2,629
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------

----------------------------------- ---------------- ----------------- ----------------------------------------------
                                      Assuming No        Assuming             Both Assuming No Redemption and
                                      Redemption      Redemption At        Assuming Redemption At End of Period
                                                      End of Period

----------------------------------- ---------------- ----------------- ----------------------------------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
FUND                                1 YEAR           1 YEAR            3 YEAR     5 YEAR         10 YEAR
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Special Equity Fund                 $327             $427              $799       $1,298         $2,669
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Special Values Fund                 $296             $396              $714       $1,158         $2,390
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Stock Selector Fund                 $285             $385              $673       $1,086         $2,237
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Strategic Income Fund               $299             $399              $715       $1,157         $2,383
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Strategic Value Fund                $278             $378              $652       $1,050         $2,163
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Tax Strategic Equity Fund           $347             $447              $859       $1,397         $2,868
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Tax Strategic Foundation Fund       $307             $407              $739       $1,197         $2,466
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Technology Fund                     $428             $528              $1,100     $1,795         $3,641
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
U.S. Government Fund                $272             $372              $633       $1,019         $2,099
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
U.S. Government Money Market Fund   $276             $376              $646        $1,039        $2,142
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Utility and Telecommunications      $306             $406              $736        $1,192        $2,455
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Value Fund                          $287             $387              $679       $1,096         $2,258
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------

     The paragraph describing Class C shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00% and your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The front-end sales charge is deducted from your investment before it is invested. The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                                Maximum Deferred
Time Held                                                        Sales Charge
Month of Purchase + First 12 Month Period                            1.00%
Thereafter                                                           0.00%
Dealer Allowance                                                     2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

     In addition, the section of each Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class C Shares

         The Fund offers Class C shares at NAV with a front-end sales charge of 1.00%. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

         REDEMPTION TIME                                            CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase                       1.00%
         Thereafter                                                   0.00%


January 2, 2003                                                    564829 (1/03)

                          EVERGREEN FIXED INCOME TRUST

                       EVERGREEN SELECT FIXED INCOME TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                  800.343.2898

                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                September 1, 2002

                   Evergreen Core Bond Fund ("Core Bond Fund")
            Evergreen Diversified Bond Fund ("Diversified Bond Fund")
             Evergreen Fixed Income Fund II ("Fixed Income Fund II")
               Evergreen High Yield Bond Fund ("High Yield Fund")
      Evergreen Select High Yield Bond Fund ("Select High Yield Bond Fund")
            Evergreen Strategic Income Fund ("Strategic Income Fund")
             Evergreen U.S. Government Fund ("U.S. Government Fund")
                     (Each a "Fund," together, the "Funds")

   Each Fund is a series of an open-end management investment company known as either Evergreen Fixed Income Trust or Evergreen Select Fixed Income Trust

                     (each a "Trust", together the "Trusts")

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated September 1, 2002 for the Fund in which you are making or contemplating an investment. The Funds are offered through two prospectuses - one offering Class A, Class B, Class C shares of each Fund except Fixed Income Fund II and Select High Yield Bond Fund and Class I shares of each Fund, and one offering Class IS shares of Core Bond Fund, Fixed Income Fund II and Select High Yield Bond Fund. You may obtain a prospectus without a charge by calling 800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information about the Funds described in the prospectus that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Reports dated April 30, 2002. You may obtain a copy of the Annual Reports without charge by calling 800.343.2898 or downloading them off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY............................................................1-1
INVESTMENT POLICIES......................................................1-1
OTHER SECURITIES AND PRACTICES...........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-3
EXPENSES.................................................................1-6
PERFORMANCE..............................................................1-9
COMPUTATION OF CLASS A OFFERING PRICE ..................................1-12
SERVICE PROVIDERS.......................................................1-12
FINANCIAL STATEMENTS....................................................1-14


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE AND REDEMPTION OF SHARES.......................................2-17
SALES CHARGE WAIVERS AND REDUCTIONS.....................................2-20
PRICING OF SHARES.......................................................2-22
PERFORMANCE CALCULATIONS................................................2-23
PRINCIPAL UNDERWRITER...................................................2-24
DISTRIBUTION EXPENSES UNDER RULE 12b-1..................................2-25
SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS...................2-28
TAX INFORMATION.........................................................2-30
BROKERAGE...............................................................2-32
ORGANIZATION............................................................2-33
INVESTMENT ADVISORY AGREEMENT...........................................2-34
MANAGEMENT OF THE TRUST.................................................2-36
CORPORATE AND MUNICIPAL BOND RATINGS....................................2-38
ADDITIONAL INFORMATION..................................................2-48

                                     PART 1

                                  TRUST HISTORY

         Each Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Evergreen
Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund are each a diversified series of Evergreen Fixed Income Trust. Evergreen Core Bond Fund, Evergreen Fixed Income Fund II and Evergreen Select High Yield Bond Fund are each a diversified series of Evergreen Select Fixed Income Trust. A copy of each Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversified Funds:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Dollar Roll Transactions (applicable to Core Bond Fund,
   Diversified Bond Fund, Fixed Income Fund II, High
   Yield Fund and U.S. Government Fund)
Covered Dollar Rolls (applicable to Core Bond
   Fund, Diversified Bond Fund, Fixed Income
   Fund II, High Yield Fund and U.S. Government
   Fund)
Convertible Securities (applicable to Core
    Bond Fund, Diversified Bond Fund, Fixed
    Income Fund II and Select High Yield Bond
    Fund)
Preferred Stocks (applicable to Diversified
    Bond Fund and Fixed Income Fund II)
Swaps, Caps, Floors and Collars (applicable to Core Bond Fund, Diversified Bond Fund,
    Fixed Income Fund II and Select High Yield
    Bond Fund)
Options and Futures Strategies
Foreign Securities (applicable to Fixed Income
   Fund II, Diversified Bond Fund, High Yield
   Fund, Select High Yield Bond Fund and
   Strategic Income Fund)
Foreign Currency Transactions (applicable to Diversified Bond Fund, Fixed Income Fund
   II, High Yield Fund, Select High Yield Bond
   Fund and Strategic Income Fund)
Premium Securities
High Yield, High Risk Bonds (applicable to
    Diversified Bond Fund, Fixed Income Fund II,
    High Yield Fund, Select High Yield Bond Fund and Strategic Income Fund)
Illiquid and Restricted Securities
Investment in Other Investment Companies
Municipal Bonds (applicable only to Fixed
   Income Fund II)
Short Sales
Obligations of Foreign Branches of U.S. Banks
    (applicable to Diversified Bond Fund and
    High Yield Fund)
Zero Coupon "Stripped" Bonds
Mortgage-Backed or Asset-Backed Securities
Limited Partnerships (applicable to
    Diversified Bond Fund, High Yield Fund and
    Strategic Income Fund)
Master Demand Notes
Brady Bonds
Payment in Kind Securities
Variable or Floating Rate Securities
Securities Lending

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of August 1, 2002, the officers and Trustees of the Trusts owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of August 1, 2002.

                    ----------------------------------------------------------

                    Core Bond Fund Class A

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Core Bond Fund Class B

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Core Bond Fund Class C

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Core Bond Fund Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Union National Bank BK/EB/INT          62.52%
                    Cash Acct.
                    Attn: Trust Oper Fd Grp
                    401 S. Tryon St., 3rd Fl., CMG 1151
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    16.52%
                    Trust Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC 28288-0001
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank BK/EB/INT          8.54%
                    Cash/Reinvest Acct.
                    Attn: Trust Oper Fd Grp
                    401 S. Tryon St., 3rd Fl., CMG 1151
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Core Bond Fund Class IS

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    Oklahoma Public Employees Retire             20.90%
                    System - Board of Trustees
                    Sooner Savings Plan 457
                    c/o Great West
                    8515 E. Orchard Rd. 2T2
                    Englewood, CO 80111-5037
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    8.91%
                    Trust Accts.
                    Attn: CMG-1151-2
                    401 S. Tryon St., 3rd Fl. CMG 1151
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Diversified Bond Fund Class A

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    MLPF&S for the Sole Benefit                  7.12%
                    Of its Customers
                    Attn: Fund Admin #97TU7
                    4800 Deer Lake Dr. E, 2nd Fl.
                    Jacksonville, FL 32246-6484
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Diversified Bond Fund Class B

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Diversified Bond Fund Class C

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Diversified Bond Fund Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    Florine Keller                               22.01%
                    James E. Keller Jt Ten
                    1737 Lakeside Dr.
                    Venice, FL 34293-1825
                    -------------------------------------------- -------------

                    -------------------------------------------- -------------
                    State Street Bank & Trust Co.                14.99%
                    Cust. For the IRA Rollover of
                    Stephen G. Mark
                    6338 Angeles Drive
                    Dublin, OH 43016-8479
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    State Street Bank & Trust Co. Cust.          14.44%
                    Rollover IRA FBO
                    George R. Gaspari
                    100-38 75th Ave.
                    Forest Hills, NY 11375-6814
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    State Street Bank & Trust Co. Cust.          10.06%
                    IRA FBO
                    Mary Stewart
                    2940 Westwood Blvd., Suite 2
                    Los Angelos, CA 90064-4120
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    8.00%
                    Trust Accts.
                    Attn: CMG-1151-2
                    401 S. Tryon St., 3rd Fl.
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Clearing Corporation                   6.64%
                    F. Combs & C. Combs Trust
                    DTD 11/04/96
                    1405 Cary's Chapel Rd.
                    Yorktown, VA 23693-2525
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    Geoffrey Gaspari                             5.51%
                    100-38 75th Ave.
                    Forest Hills, NY 11375-6814
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Fixed Income Fund II Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Clearing Corporation                   8.80%
                    Virginia State
                    University Foundation
                    Attn: Ronald Johnson
                    Box 9071
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    Charles Schwab & Co. Inc.                    6.29%
                    Special Custody Account FBO
                    Exclusive Benefit of Customers
                    Reinvest Account
                    Attn: Mutual Fds
                    101 Montgomery St.
                    San Francisco, CA 94104-4122
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    5.39%
                    Cash Reinvest
                    Attn: CMG-1151
                    1525 W. WT Harris Blvd.
                    Charlotte, NC 28262-8522
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Fixed Income Fund II Class IS

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Union Corp.                            100.00%
                    C/o Evergreen Investment Services
                    Attn: NC 1195
                    401 S. Tryon St., 5th Floor
                    Charlotte, NC 28288-0001
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    High Yield Fund Class A

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    MLPF&S for the Sole Benefit                  5.43%
                    Of its Customers
                    Attn: Fund Admin #97TW1
                    4800 Deer Lake Dr. E, 2nd Fl.
                    Jacksonville, FL 32246-6484
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    High Yield Fund Class B

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    MLPF&S for the Sole Benefit                  6.32%
                    Of its Customers
                    Attn: Fund Admin #98296
                    4800 Deer Lake Dr. E, 2nd Fl.
                    Jacksonville, FL 32246-6484
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    High Yield Fund Class C

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    High Yield Fund Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Union National Bank/EB/INT             60.25%
                    Cash Account
                    Attn: Trust Operations Fund Group
                    401 S. Tryon St., 3rd Fl., CMG 1151
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank/EB/INT             29.68%
                    Reinvest Acct.
                    Attn: Trust Oper Fd Grp
                    401 S. Tryon St., 3rd Fl., CMG 1151
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Select High Yield Bond Fund Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Union National Bank/EB/INT             39.67%
                    Reinvest Account
                    Attn: Trust Operations Fund Group
                    401 S. Tryon St., 3rd Fl., CMG 1151
                    Charlotte, NC 28202-1934
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    State Street Bank as Trustee                 14.15%
                    FBO Ascension Health
                    c/o Tattersall Advisory Group
                    6802 Paragon Place #200
                    Richmond, VA 23230-1655
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Tennessee Bank                         8.29%
                    FBO City of Memphis
                    6802 Paragon Place, #200
                    Richmond, VA 23230-1655
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    Mac & Co.                                    8.16%
                    Mutual Fund Operations
                    P.O. Box 3198
                    Pittsburgh, PA 15230-3198
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Select High Yield Bond Fund Class IS

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Clearing Corporation                   61.93%
                    FBO Eugene T. Middlecamp IRA
                    218 Hazel Street
                    Hamburg, PA 19526-9713
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Clearing Corporation                   30.96%
                    FBO Diane C. Middlecamp IRA
                    218 Hazel Street
                    Hamburg, PA 19526-9713
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union Corp.                            7.11%
                    c/o Evergreen Investment Services
                    401 S. Tryon St., 5th fl.
                    Charlotte, CN 28288-0001
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Strategic Income Fund Class A

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Strategic Income Fund Class B

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Strategic Income Fund Class C

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    Strategic Income Fund Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Union National Bank                    49.36%
                    Cash Account
                    Trust Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC 28288-0001
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    42.99%
                    401K Accounts
                    1525 W. WT Harris Blvd.
                    Charlotte, NC 28262-8522
                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    U.S. Government Fund Class A

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    U.S. Government Fund Class B

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    U.S. Government Fund Class C

                    ----------------------------------------------------------
                    -------------------------------------------- -------------

                    None

                    -------------------------------------------- -------------
                    ----------------------------------------------------------

                    U.S. Government Fund Class I

                    ----------------------------------------------------------
                    -------------------------------------------- -------------
                    First Union National Bank                    63.30%
                    401k Accounts
                    1525 West WT Harris Blvd.
                    Charlotte, NC 28288-0001
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    Byrd & Co.                                   20.46%
                    123 S. Broad St. #PA4903
                    Philadelphia, PA 19109-1029
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    7.73%
                    Trust Accounts
                    CMG-151
                    301 S. Tryon St., 11th Fl.
                    Charlotte, NC 28288-0001
                    -------------------------------------------- -------------
                    -------------------------------------------- -------------
                    First Union National Bank                    7.15%
                    Trust Accounts
                    CMG-151
                    301 S. Tryon St., 11th Fl.
                    Charlotte, NC 28288-0001
                    -------------------------------------------- -------------



                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Bank, N.A., is the investment advisor to the Funds. Wachovia Bank, N.A., located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (Wachovia), formerly First Union Corporation. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. Prior to May 11, 2001 the investment advisor to the U.S. Government Fund was the First Capital Group (FCG), a division of Wachovia Bank, N.A; the investment advisor to Core Bond Fund was Tattersall Advisory Group, Inc.; and the investment advisor to Fixed Income Fund II was Evergreen Investment Management. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from the Diversified Bond Fund, High Yield Fund and Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income, plus the following:

                        ---------------------- ---------------------
                          Average Daily Net
                               Assets                  Fee

                        ---------------------- ---------------------
                        ---------------------- ---------------------
                         First $100 million           0.41%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.36%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.31%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.26%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.21%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Over $500 million           0.16%
                        ---------------------- ---------------------


         EIMC is entitled to receive from the following Funds an annual fee equal to the amounts listed below from the average daily net assets of each
Fund:

               ----------------------------------- ----------------------------
                                                       % of the Fund's average
                              Fund                           net assets

               ----------------------------------- ----------------------------
               ----------------------------------- ----------------------------
               Core Bond Fund                                   0.32%
               ----------------------------------- ----------------------------
               ----------------------------------- ----------------------------
               Fixed Income Fund II*                             N/A
               ----------------------------------- ----------------------------
               ----------------------------------- ----------------------------
               Select High Yield Bond Fund                      0.50%
               ----------------------------------- ----------------------------
               ----------------------------------- ----------------------------
               U.S. Government Fund                             0.42%
               ----------------------------------- ----------------------------
                 *Fixed  Income  Fund II does not pay  fees  for the  investment advisor's services.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by Core Bond Fund and U.S. Government Fund were paid to each Fund's previous investment advisor.

==================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid            Advisory Fees Waived

==================================================================================================================
------------------------------------------------------------------------------------------------------------------
Year or Period Ended April 30, 2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                                     $3,355,915                $625,108
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund                                                  $1,640,593                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fixed Income Fund II (a)                                                   $0                       $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                        $2,256,798                $100,000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Select High Yield Bond Fund (a)                                         $504,810                  $6,867
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                  $1,185,830                $10,771
------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                                                   $2,073,907                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Year or Period Ended April 30, 2001

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund (b)                                                     $4,635,086                $605,138
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund                                                  $1,768,095                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fixed Income Fund II (b)                                                   $0                       $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                        $2,287,063                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Select High Yield Bond Fund (b)                                         $633,423                 $100,421
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                  $1,285,874                $864,639
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                                                   $1,742,770                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Year or Period Ended April 30, 2000

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund (c)                                                     $3,836,711                $788,947
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund                                                  $2,308,312                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fixed Income Fund II (d)                                                   $0                       $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                        $2,195,662                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Select High Yield Bond Fund (c)                                         $212,500                 $76,073
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                  $1,712,814               $1,474,921
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                                                   $2,074,200                   $0
==================================================================================================================

(a) For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
(b) Year ended september 30, 2001.
(c ) Year ended September 30, 2000.
(d) For the eleven months ended September 30, 2000. Effective September 30, 2000, the Fund changed its fiscal year end from October 31 to September 30.

Brokerage Commissions

         Below are the brokerage commissions paid by the following Funds for the last three fiscal years or periods. Diversified Bond Fund, Fixed Income Fund II and Select High Yield Bond Fund paid no commissions during the periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of the SAI.

============================================================================================
               Fund                  Year Ended April   Year Ended April  Year Ended April
                                         30, 2002           30, 2001          30, 2000
============================================================================================
============================================================================================
Core Bond Fund                         $17,813 (a)           $0 (b)            $0 (c)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
High Yield Fund                          $37,123            $26,830            $50,140
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Strategic Income Fund                       $0               $7,520            $8,068
--------------------------------------------------------------------------------------------
U.S. Government Fund                      $8,300            $37,683            $19,350
============================================================================================

(a) For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
(b)      Year ended September 30, 2001.
(c)      Year ended September 30, 2000.

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

====================================================================================================

            Fiscal Year/Fund                  Total Underwriting         Underwriting Commissions
                                                  Commissions                    Retained

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Fiscal Year Ended April 30, 2002
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                $9,943,751                     $33,797
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Diversified Bond Fund                              $327,550                       $8,842
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Fixed Income Fund II (a)                              $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
High Yield Fund                                   $2,427,863                     $22,868
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Select High Yield Bond Fund (a)                       $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Strategic Income Fund                             $1,015,512                     $10,536
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. Government Fund                              $1,103,700                     $11,451
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Fiscal Year Ended April 30, 2001

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Core Bond Fund (b)                                    $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Diversified Bond Fund                              $328,000                       $4,802
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Fixed Income Fund II (b)                              $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
High Yield Fund                                    $888,101                      $16,004
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Select High Yield Bond Fund (b)                       $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Strategic Income Fund                              $935,930                      $19,761
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. Government Fund                               $482,787                         $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Fiscal Year Ended April 30, 2000

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Core Bond Fund (c)                                    $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Diversified Bond Fund                              $240,440                       $3,934
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Fixed Income Fund II (c)                              $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
High Yield Fund                                    $213,140                       $6,023
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Select High Yield Bond Fund (c)                       $0                            $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Strategic Income Fund                             $1,250,300                     $23,102
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. Government Fund                               $415,521                         $0
====================================================================================================

(a) For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
(b)      Year ended September 30, 2001.
(c)      Year ended September 30, 2000.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended April 30, 2002. Class I shares do not pay 12b-1 fees and Class A shares do not pay distribution fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

==========================================================================================================================
                                      Class A               Class B                      Class C              Class IS
                                  ----------------------------------------------------------------------------------------
                                  ----------------------------------------------------------------------------------------
              Fund                 Service Fees    Distribution  Service Fees   Distribution   Service Fees Service Fees
                                                       Fees                         Fees
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                       $182,025        $368,477      $122,826       $199,136       $66,379       $29,898
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund                $767,467        $180,484      $60,161        $26,531         $8,844         N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund II                    N/A            N/A           N/A            N/A            N/A           $2
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
High Yield Fund                      $761,684        $312,447      $104,149       $633,681       $211,227        N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Select High Yield Bond Fund             N/A            N/A           N/A            N/A            N/A           $2
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Strategic Income                     $303,499        $613,704      $204,568       $137,850       $45,950         N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                 $316,513        $425,577      $141,859       $103,065       $34,355         N/A
==========================================================================================================================


Trustee Compensation

         Listed below is the Trustee compensation paid by the Trusts for the fiscal year ended April 30, 2002 and by the Trusts and the seven other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

==================================================================================================
              Trustee                Aggregate Compensation from    Total Compensation from the
                                     Trusts for fiscal year ended    Evergreen Fund Complex for

                                              4/30/2002               the twelve months ended
                                                                            12/31/2001*

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Laurence B. Ashkin**                            $1,463                        $40,250
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Charles A. Austin, III                          $3,529                        $93,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                            $1,615                        $43,250
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
K. Dun Gifford                                  $4,035                        $109,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
James S. Howell***                              $1,524                        $40,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                                $3,509                        $92,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Gerald M. McDonnell                             $3,893                        $93,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Thomas L. McVerry                               $3,509                        $93,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****                     $2,499                        $92,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
William Walt Pettit                             $3,529                        $93,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
David M. Richardson                             $3,529                        $93,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Russell A. Salton, III                          $4,110                        $103,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Michael S. Scofield                             $4,500                        $120,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Richard J. Shima                                $3,529                        $93,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Richard K. Wagoner                              $3,511                        $93,000
==================================================================================================

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $55,800
                  Howell            $28,000
                  McVerry           $93,000
                  Moelchert         $92,000
                  Pettit            $93,500
                  Scofield          $39,375

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. ****As of January 1, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 31, 2001.


                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of April 30, 2002. The after-tax returns shown are for each Fund's oldest class or one of each Fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

===================================================================================================================
                                                                          Ten Years or Since
                                                                          Inception Date of

         Fund/Class                 One Year             Five Years             Class          Inception Date of
                                                                                                     Class

===================================================================================================================
===================================================================================================================
Core Bond Fund (a)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                               2.34%                6.59%                6.89%              5/11/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                               1.66%                7.17%                7.33%              5/11/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class C                               4.66%                7.47%                7.33%              5/11/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               7.69%                7.68%                7.43%              12/13/1990
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             5.16%                4.94%                4.70%              12/13/1990
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             4.83%                4.80%                4.63%              12/13/1990
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class IS                              7.43%                7.46%                7.32%              10/2/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund (b)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                               1.68%                5.03%                5.91%              01/20/1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                               0.93%                5.06%                6.09%              09/11/1935
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B +                            -1.14%                2.70%                3.44%              09/11/1935
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B +                             0.53%                2.86%                3.56%              09/11/1935
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class C                               3.93%                5.37%                6.08%              04/07/1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               6.99%                6.12%                6.46%              02/11/1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Fixed Income Fund II (c)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               8.23%                7.13%                7.80%              12/6/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             5.70%                4.34%                4.81%              12/6/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             4.98%                4.32%                4.76%              12/6/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class IS                              7.96%                7.01%                7.71%              10/18/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
High Yield Fund (b)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                               0.72%                3.06%                5.41%              01/20/1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                               0.13%                3.14%                5.58%              09/11/1935
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B +                            -3.03%                -0.09%               2.17%              09/11/1935
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B +                            -0.03%                0.91%                2.80%              09/11/1935
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class C                               3.04%                3.41%                5.58%              01/21/1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               6.04%                4.25%                6.01%              04/14/1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Select High Yield Bond Fund

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               8.49%                 N/A                 6.08%              11/30/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             5.06%                 N/A                 2.55%              11/30/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             5.08%                 N/A                 3.06%              11/30/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class IS                              8.22%                 N/A                 5.81%              11/30/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Strategic Income Fund (d)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                               4.11%                3.77%                7.55%              04/14/1987
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A +                             1.16%                0.88%                3.88%              04/14/1987
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A +                             2.40%                1.54%                4.21%              04/14/1987
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                               3.74%                3.69%                6.40%              02/01/1993
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class C                               6.56%                3.98%                6.39%              02/01/1993
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               9.67%                5.22%                8.09%              01/13/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
U.S. Government Fund (e)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                               1.67%                5.64%                5.57%              01/11/1993
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A +                            -0.24%                3.29%                3.01%              01/11/1993
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A +                             0.98%                3.32%                3.12%              01/11/1993
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                               0.97%                5.56%                5.38%              01/11/1993
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class C                               3.97%                5.88%                5.47%              09/02/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               7.02%                6.94%                6.37%              09/02/1993
===================================================================================================================

(a) Historical performance shown for Class I is based on the performance of the Class I shares of the Fund's predecessor fund, Tattersall Bond Fund. Historical performance shown for Class IS is based on (1) the performance of the Institutional Service shares of Tattersall Bond Fund since 10/2/1997 and (2) the Institutional shares of Tattersall Bond Fund from 12/13/1990 to 10/1/1997 which have not been adjusted to reflect the 0.25% 12b-1 fees paid by Class IS and Institutional Service shares. Class I shares do not pay 12b-1 fees. If these fees had been reflected, returns for Class IS would have been lower. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A, and 1.00% for Classes B and
C. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(b) Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Class A and Class I would have been higher.

(c) Historical performance shown for Class IS prior to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class IS. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class IS would have been lower.

(d) Historical performance shown for Classes B, C, and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Classes B and C would have been lower while returns for Class I would have been higher.

(e) Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Class C would have been lower while returns for Class I would have been higher.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns on distributions and the sale of Fund shares assume a complete sale of fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Yields

         Below are the current yields of the Funds for the 30-day period ended April 30, 2002. For more information, see "30-Day Yield" under "Performance Calculations" in Part 2 of this SAI.

========================================================================================================================
                                  30-Day Yield

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              Fund                    Class A         Class B         Class C           Class I           Class IS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                         4.68%           4.16%           4.16%             5.17%             4.92%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund                  5.39%           4.91%           4.91%             5.91%              N/A
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund II                    N/A             N/A             N/A              5.29%             5.25%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
High Yield Fund                        7.68%           7.30%           7.30%             8.32%              N/A
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Select High Yield Bond Fund             N/A             N/A             N/A              7.79%             7.64%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                  5.77%           5.31%           5.31%             6.31%              N/A
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                   3.79%           3.24%           3.24%             4.24%              N/A
========================================================================================================================


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at April 30, 2002. For more information, see "Purchase and Redemption of Shares" and "Pricing of Shares" in Part 2 of this SAI.

===============================================================================
            Fund               Net Asset Value      Sales Charge Offering Price
                               Per Share Per Share

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund                     $10.53            4.75%           $11.06
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Diversified Bond Fund              $14.63            4.75%           $15.36
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Yield Fund                     $3.29            4.75%           $3.45
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Income Fund               $5.83            4.75%           $6.12
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Government Fund                $9.75            4.75%           $10.24
===============================================================================



                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of each Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

=================================== ======================================
     Average Daily Net Assets                  Administrative
      of the Evergreen Funds                 Services Fee Rates*

----------------------------------- --------------------------------------
----------------------------------- --------------------------------------

        First $50 billion                          0.100%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
        Next $25 billion                           0.090%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
        Next $25 billion                           0.080%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
        Next $25 billion                           0.075%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------

   On assets over $125 billion                     0.050%
=================================== ======================================
 *Fixed Income Fund II does not pay an administrative services fee.


         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

===============================================================================
Fund/Fiscal Year or Period                          Administrative Fees Paid

===============================================================================
===============================================================================
Year or Period Ended April 30, 2002

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund (a)                                         $1,048,723
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Diversified Bond Fund                                       $335,652
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income Fund II (a)                                       $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Yield Fund                                             $437,418
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select High Yield Bond Fund (a)                             $100,962
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Income Fund                                       $223,316
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Government Fund                                        $493,787
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Year or Period Ended April 30, 2001

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund (b)                                         $1,448,464
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Diversified Bond Fund                                       $350,882
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income Fund II (b)                                       $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Yield Fund                                             $423,224
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select High Yield Bond Fund (b)                             $126,685
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Income Fund                                       $231,830
-------------------------------------------------------------------------------
U.S. Government Fund                                        $414,945
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Year or Period Ended April 30, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Core Bond Fund (c)                                          $896,517
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Diversified Bond Fund                                       $168,956
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income Fund II (d)                                       $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Yield Fund                                             $146,865
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Select High Yield Bond Fund (c)                              $41,891
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Income Fund                                       $103,011
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Government Fund                                        $186,422
===============================================================================
(a) For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
(b) Year ended September 30, 2001.
(c ) Year ended September 30, 2000.
(d) For the eleven months ended September 30, 2000. Effective September 30, 2000, the Fund changed its fiscal year end from October 31 to September 30.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:

  ============================= =============== ==============
                                  Annual Fee     Annual Fee

  Fund Type                        Per Open      Per Closed
                                   Account*       Account**

  ============================= =============== ==============
  ============================= =============== ==============
  Monthly Dividend Funds            $26.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Quarterly Dividend Funds          $25.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Semiannual Dividend Funds         $24.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Annual Dividend Funds             $24.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Money Market Funds                $26.75          $9.00
  ============================= =============== ==============
         * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, provides legal advice to the Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Reports, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling 800.343.2898, or by downloading them off our website at EvergreenInvestments.com.

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for
               Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

 Securities  Issued  by the  Government  National  Mortgage  Association (GNMA).
--------------------------------------------------------------------------
The       Fund       may        invest       in        securities
issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include mortgage dollar rolls (see descriptions herein).

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and the International Bank for Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                              CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase.......................  5.00%
         Second 12-month period following the month of purchase.......  4.00%
         Third 12-month period following the month of purchase........  3.00%
         Fourth 12-month period following the month of purchase.......  3.00%
         Fifth 12-month period following the month of purchase........  2.00%
         Sixth 12-month period following the month of purchase........  1.00%
         Thereafter...................................................  0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without a front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                               CDSC RATE
 Month of purchase and the first 12-month
 period following the month of purchase                        2.00%
 Second 12-month period following the month of purchase        1.00%
 Thereafter                                                    0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5.  a  systematic   withdrawal   from  the  ERISA  plan  of  a
                  shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                 [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- ------------------------
                                                            Current Maximum
                                     Class                  12b-1 Fees Allowed
                                                            Under the Plans
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                        A                      0.75%(a)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                        B                        1.00%
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                        C                        1.00%
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                        S                      0.75%(b)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                       S1                      0.75%(b)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                 Administrative                0.75%(c)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                              Institutional Service            0.75%(c)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                    Investor                   0.75%(c)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                   Participant                 0.75%(c)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                     Reserve                   0.75%(c)
                            -------------------------- ------------------------
                            -------------------------- ------------------------
                                    Resource                   1.00%(d)
                            -------------------------- ------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended April 30, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended April 30, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended April 30, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:
Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other
                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen funds     of Evergreen
                             Trust       Office*                      Years                         complex        funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Former Director, Executive Vice
                                                     President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Director, The
                                                     Andover Companies (insurance); Trustee,
Charles A. Austin III                                Arthritis Foundation of New England;
DOB: 10/23/34                                        Director, The Francis Ouimet Society;
                                                     Former Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                            Trustee        1991      Corp. (fitness-wellness centers);                95                None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             95                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix Multi-Portfolio      95               None
                                                     Fund, and The Phoenix Big Edge Series Fund;
2-38

                                                     Former  Chairman  of the Board  and Chief
                                                     Executive  Officer,  Carson  Products
                                                     Company  (manufacturing);  Former  Director
                                                     of Phoenix  Total  Return  Fund and Equifax, Inc.
                                                     (worldwide information  management);
                                                     Former President,  Morehouse College; Former
                                                     Director, Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust, Phoenix
                                                     Series Fund, Phoenix  Multi-Portfolio Fund, and
                                                     The Phoenix Big Edge Series Fund Partner, Stonington
                                                     Partners, Inc.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               95                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina  Cooperative Credit
                                                     Union; Former Director,  Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor Funds
                                                     and Cash Resource Trust.                          95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner  and Vice  President  in the law
                                                     firm of Kellam & Pettit,  P.A.;  Former
                                                     Director,  Mentor  Income  Fund,  Inc.;
                                                     Former  Trustee,  Mentor Funds and Cash
                                                     Resource Trust.                                    95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President,  Richardson,  Runden & Company
                                                     (new  business  development/consulting
                                                     company);  Managing Director,  Kennedy
                                                     Information,  Inc. (executive recruitment
                                                     information   and   research   company);
                                                     Trustee,   411   Technologies, LLP
                                                     (communications);   Director,  J&M  Cumming
                                                     Paper  Co.  (paper  merchandising); Columnist,
                                                     Commerce  and  Industry  Association  of
                                                     New  Jersey;  Former  Vice Chairman, DHR
                                                     International,  Inc. (executive  recruitment);
                                                     Former Senior Vice President,  Boyden International
                                                     Inc. (executive recruitment);  Former Director,
                                                     Mentor  Income  Fund,  Inc.;  Former  Trustee,
                                                     Mentor  Funds and Cash  Resource Trust.          95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource
                                                     Associates, Inc.; Former Medical Director,
                                                     U.S. Health Care/Aetna Health Services;
                                                     Former Consultant,  Managed Health Care;
                                                     Former President,  Primary Physician Care;
                                                     Former Director,  Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.                               95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

2-39

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S. Scofield;
                                                     Former  Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.                               95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              95                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen funds; Former Member, New York          95               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee            Fund                                             Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================

2-40

McDonnell, Gerald M.*        Evergreen Capital Growth Fund                  $10,001-$50,000       $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
McVerry, Thomas L.*          Evergreen Aggressive Growth Fund               $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ============================================== ===================== ====================
Pettit, William W.*          Evergreen Emerging Markets Growth Fund         $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ============================================== ===================== ====================
Richardson, David M.         Evergreen Equity Index Fund                    $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Salton, Dr. Russell A.,      None
III*
============================ ============================================== ===================== ====================
Scofield, Michael S.*        Evergreen Aggressive Growth Fund               $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Shima, Richard               Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
Wagoner, Richard             Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation plans.

         Set forth below are the officers of each of the nine Evergreen Trusts.

Name, Address and Date of Birth/Position with Trust/Principal Occupation for Last Five Years

William M. Ennis/301 S. Tryon, 12th Floor Charlotte, NC 28288/DOB: 6/26/60/ President/ President and Chief Executive Officer, Evergreen Investment Company and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A..

Carol Kosel/200 Berkeley Street Boston, MA 02116/DOB: 12/25/63/Treasurer/ Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce/200 Berkeley Street Boston, MA 02116/DOB: 4/20/60/Secretary/ Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 6/6/63/Vice President and Assistant Treasurer/ Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior

2-41

Tax     Consulting/Acting      Manager,      Investment     Companies     Group,
PricewaterhouseCoopers LLP, New York.

Bryan Haft/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 1/23/65/Vice President/ Team Leader, Fund Administration, BISYS Fund Services.

                        CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low riks)
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely

2-42
to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

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BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

2-45

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

2-46

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

2-47

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

2-48

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

2-49

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

2-50

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

2-51

                       SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAIs)
                                       OF
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS

Evergreen Offit California Municipal Bond Fund, Evergreen Offit National Municipal Bond Fund, Evergreen Offit New York Municipal Bond Fund, Evergreen Offit Emerging Markets Bond Fund, Evergreen Offit High Yield Fund, Evergreen Offit Mortgage Securities Fund, Evergreen Offit U.S. Government Securities Fund, Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund (collectively, the "Funds")

         Effective January 1, 2003, the Funds will change investment advisors. Both the new advisor and the former advisor are wholly owned subsidiaries of Wachovia Corporation. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. Each Fund's investment objectives and policies will remain the same.

         In conjunction with the above, the following changes apply to the Funds' prospectuses and SAIs.

         The section of the prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor:
         o   Evergreen Investment Management Company, LLC

         The section entitled "THE FUND'S INVESTMENT ADVISOR" is revised by replacing the first paragraph with the following:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $117.1 billion in assets for 115 of the Evergreen funds as of 11/30/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         In the second paragraph, references to "OFFITBANK" are replaced with "EIMC."

         The first paragraph of the section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is revised to read as follows:

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds.

         References to "OFFITBANK" in the second paragraph of the section are replaced with "EIMC."

January 2, 2003                                                   564947 1/03

                          EVERGREEN FIXED INCOME TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 1.800.343.2898

                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                September 16, 2002, as amended November 11, 2002

               Evergreen Offit High Yield Fund ("High Yield Fund")
      Evergreen Offit Mortgage Securities Fund ("Mortgage Securities Fund") Evergreen Offit U.S. Government Securities Fund ("U.S. Government Fund")
                     (Each a "Fund," together, the "Funds")

    Each Fund is a series of an open-end management investment company known as Evergreen Fixed Income Trust (the "Trust")

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated September 16, 2002, as amended November 11, 2002, for the Fund in which you are making or contemplating an investment. The Funds are offered through a prospectus offering Class A and Class I shares of each Fund except U.S. Government Fund which offers only Class I shares. You may obtain a prospectus without a charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in
Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information about the Funds described in the prospectus that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Annual Report of The OFFIT Investment Fund, Inc., dated December 31, 2001. In November 2002, OFFIT High Yield Fund, OFFIT Mortgage Securities Fund and OFFIT U.S. Government Securities Fund (the "predecessor funds") were reorganized into High Yield Fund, Mortgage Securities Fund and U.S. Government Fund, respectively. The predecessor funds were series of The OFFIT Investment Fund, Inc. You may obtain a copy of the Annual Report without charge by calling 1.800.323.2898.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY.............................................................1-1
INVESTMENT POLICIES.......................................................1-1
OTHER SECURITIES AND PRACTICES............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES..........................................1-3
EXPENSES..................................................................1-4
PERFORMANCE ..............................................................1-6
COMPUTATION OF CLASS A OFFERING PRICE.....................................1-7
SERVICE PROVIDERS.........................................................1-7
FINANCIAL STATEMENTS......................................................1-8


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.............2-1
PURCHASE AND REDEMPTION OF SHARES........................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS......................................2-20
PRICING OF SHARES........................................................2-23
PERFORMANCE CALCULATIONS.................................................2-24
PRINCIPAL UNDERWRITER....................................................2-25
DISTRIBUTION EXPENSES UNDER RULE 12b-1...................................2-26
TAX INFORMATION..........................................................2-30
BROKERAGE................................................................2-33
ORGANIZATION.............................................................2-34
INVESTMENT ADVISORY AGREEMENT............................................2-35
MANAGEMENT OF THE TRUST..................................................2-36
CORPORATE AND MUNICIPAL BOND RATINGS.....................................2-40
ADDITIONAL INFORMATION...................................................2-50

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a non-diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Non-Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to each Fund unless otherwise noted.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Dollar Roll Transactions (applicable only to U.S. Government Fund and Mortgage
  Securities Fund)
Covered Dollar Rolls (applicable only to U.S. Government Fund and Mortgage
  Securities Fund)
Securities Lending
Convertible Securities (applicable only to High Yield Fund and Mortgage
  Securities Fund)
Warrants (applicable only to High Yield Fund)
Swaps, Caps, Floors and Collars (applicable only to Mortgage Securities Fund) Options and Futures Strategies Brady Bonds (applicable only to High Yield Fund) Obligations of Foreign Branches of United States Banks
Obligations of United States Branches of Foreign  Banks
Foreign Securities
Foreign Currency
Transactions Premium Securities
High Yield, High Risk Bonds (applicable only to High Yield Fund)
Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales
Municipal Securities (applicable only to High Yield Fund and U.S. Government
  Fund)
Master Demand Notes (applicable only to Mortgage Securities Fund) Payment-in-Kind Securities (applicable only to High Yield Fund and Mortgage
  Securities Fund)
Zero Coupon "Stripped" Bonds
Mortgage-Backed or Asset-Backed Securities
Variable or Floating Rate Instruments
Limited Partnerships (applicable only to High Yield Fund)


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of October 31, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to the Funds' knowledge, owned beneficially or of record 5% or more of the predecessor Funds' outstanding shares of any class as of October 31, 2002.

===============================================================================
High Yield Fund - Class A

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Bear Stearns Securities Corp.                                       7.78%
FBO 806-26239-16
1 Metrotech Center North
Brooklyn, NY 11201-3870

---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Bear Stearns Securities Corp.                                       6.23%
FBO 806-26534-15
1 Metrotech Center North
Brooklyn, NY 11201-3859
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Bear Stearns Securities Corp.                                       5.91%
FBO 806-26506-10
1 Metrotech Center North
Brooklyn, NY 11201-3870
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Bear Stearns Securities Corp.                                       5.30%
FBO 806-28836-19
1 Metrotech Center North
Brooklyn, NY 11201-3859
---------------------------------------------------- --------------------------
-------------------------------------------------------------------------------
High Yield Fund - Class I

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Byrd & Co.                                                          5.30%
123 S. Broad Street PA4903
Philadelphia, PA 19109
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Aventis Pharma                                                      5.12%
Attn: Kenneth L. Emens
Mail Stop PNJH1-MO710
99 Interpace Pky
Parsippany, NJ 07054
---------------------------------------------------- --------------------------
-------------------------------------------------------------------------------
Mortgage Securities Fund - Class A

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
First Clearing Corporation                                         100.00%
James L. Bildner
Nancy J Bildner
5 Boardman Avenue
Manchester, MA 01944
---------------------------------------------------- --------------------------
-------------------------------------------------------------------------------
Mortgage Securities Fund - Class I

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Solidago Foundation Inc                                             8.55%
25 Main St, Ste 439
Northampton, MA 01060
---------------------------------------------------- --------------------------
-------------------------------------------------------------------------------
U.S. Government Fund - Class I

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Patterson Co FBO                                                   13.19%
E Armfield St.
1525 West Wt Harris Blvd NC 1151
Charlotte NC 28288-1151
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Union Theological Seminary                                         10.46%
Attn: James Denivo
3041 Broadway
New York, NY 10027
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
PFPC Trust Co. Custodian FBO                                        9.20%
Lorraine S. Levin
IRA
3217 Old Court Rd
Baltimore, MD 21208-3315
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Patterson & Co                                                      6.61%
FBO Bath and Tennis Club
1525 West Wt Harris Blvd NC 1151
Charlotte NC 28288-1151
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Tanaka Memorial Foundation Inc                                      6.22%
237 Park Ave, 21st floor
New York NY 10017
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Mark S. Siegel TTEE                                                 6.09%
Yvette Bluhdorn Charitable
Remainder Unitrust DTD 11/19/93
C/o Remy Investors & Consultants Inc
1801 Century Park East Suite 1111
Los Angeles CA 90067
---------------------------------------------------- --------------------------
The Tech Museum of Innovation                                       5.48%
145 W San Carlos
San Jose, CA 95113
==================================================== ==========================


                                    EXPENSES

Advisory Fees

         OFFITBANK Fund Advisors (OFFITBANK), a wholly owned subsidiary of Wachovia Corporation (Wachovia) is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         OFFITBANK is entitled to receive an annual fee from the High Yield Fund equal to the following percentages of the average daily net assets of the Fund:

         ----------------------------------- ------------------
              Average Daily Net Assets              Fee

         ----------------------------------- ------------------
         ----------------------------------- ------------------
                 First $200 million                0.85%
         ----------------------------------- ------------------
         ----------------------------------- ------------------
                 Next $400 million                 0.75%
         ----------------------------------- ------------------
         ----------------------------------- ------------------
                 Over $600 million                 0.65%
         ----------------------------------- ------------------

         OFFITBANK is entitled to receive an annual fee from each of the Mortgage Securities Fund and the U.S. Government Fund equal to 0.35% of each Fund's average daily net assets.

Advisory Fees Paid

         Set forth below are the advisory fees paid by the predecessor funds to OFFITBANK for the last three fiscal years or periods.

==================================================================================================================
Fund/Fiscal Year or Period                                         Advisory Fees Paid     Advisory Fees Waived
==================================================================================================================
------------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                        $7,489,346                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Mortgage Securities Fund                                                $217,103                 $75,713
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                                                    $161,868                 $45,835
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                        $8,894,882                $61,795
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Mortgage Securities Fund                                                $174,551                 $58,461
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                                                    $146,445                 $39,181
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                       $12,190,323                   $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Mortgage Securities Fund                                                $212,993                 $77,030
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Government Fund                                                    $143,287                 $67,394
------------------------------------------------------------------------------------------------------------------
==================================================================================================================

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years by the predecessor funds. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

============================================================================================
                                   Fiscal Year Ended  Fiscal Year Ended     Fiscal Year
                                    December 31, 2001  December 31, 2000   Ended December
        Fund                                                                   31, 1999
============================================================================================
============================================================================================
High Yield Fund                           $2,500             $3,241            $15,732
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Mortgage Securities Fund                    $0                 $0                $0
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
U.S. Government Fund                      $9,400              $600               $0
============================================================================================

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, which are taxable to shareholders as ordinary income.

Underwriting Commissions

         The predecessor funds paid no commissions to the underwriter for the last three fiscal years.

12b-1 Fees

         The predecessor funds paid no 12b-1 fees for the fiscal period ended December 31, 2001.

Trustee Compensation

Listed below is the Trustee compensation paid by the Intermediate and Long Term Bond Funds group (the "Fund Group") for the fiscal year ended December 31, 2001, and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. As of the fiscal year ended December 31, 2001, the Funds were not operational as Evergreen funds and did not pay compensation to the Trustees listed below. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

==========================================================================================
                                                             Total Compensation from the
                                Aggregate Compensation from   Evergreen Fund Complex for
           Trustee                the Fund Group for the       the twelve months ended
                               fiscal year ended 12/31/2001          12/31/2001*
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Laurence B. Ashkin**                      $1,370                       $40,250
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Charles A. Austin, III                    $3,113                       $93,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                      $1,440                       $43,250
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
K. Dun Gifford                            $3,661                       $109,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James S. Howell***                        $1,342                       $40,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Leroy Keith, Jr.                          $3,094                       $92,500
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gerald M. McDonnell                       $3,131                       $93,500
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas L. McVerry                         $3,111                       $93,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****               $3,076                       $92,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William Walt Pettit                       $3,131                       $93,500
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David M. Richardson                       $3,131                       $93,500
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Russell A. Salton, III                    $3,493                       $103,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael S. Scofield                       $4,058                       $120,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard J. Shima                          $3,131                       $93,500
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard K. Wagoner                        $3,113                       $93,000
==========================================================================================

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

Austin             $55,800
Howell             $28,000
McVerry            $93,000
Moelchert          $92,000
Pettit             $93,500
Scofield           $39,375

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. ****On January 2, 2002, Mr. Moelchert resigned. He received compensation through December 31, 2001.

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the predecessor funds (including applicable sales charges) as of December 31, 2001. The after-tax returns shown are for each Fund's oldest class or one of each predecessor fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

===================================================================================================================
                                                                          Ten Years or Since
                                                                          Inception Date of
         Fund/Class                 One Year             Five Years             Class          Inception Date of
                                                                                                     Class
===================================================================================================================
===================================================================================================================
High Yield Fund (a)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                              -1.01%                2.36%                5.17%              12/29/2000
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               4.14%                3.36%                5.82%               3/2/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             0.23%                -0.38%               2.01%               3/2/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             2.54%                0.90%                2.79%               3/2/1994
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Mortgage Securities Fund (b)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                               2.45%                 N/A                 5.69%              2/28/2002
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               7.54%                 N/A                 6.84%               7/1/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             5.12%                 N/A                 4.31%               7/1/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             4.57%                 N/A                 4.21%               7/1/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
U.S. Government Fund (c)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                               7.41%                 N/A                 6.99%               7/1/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             4.17%                 N/A                 4.41%               7/1/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I +                             4.49%                 N/A                 4.31%               7/1/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
===================================================================================================================

(a) Historical performance shown for Class A is based on the performance of (1) the Advisor shares of the Fund's predecessor fund, OFFIT High Yield Fund and (2) prior to 12/29/2000, on the Select shares, the original class offered by the fund's predecessor fund. There were no Advisor shares outstanding for the predecessor fund from 12/31/1999 to 12/29/2000. Historical performance for Class I is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Class A have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and the Advisor shares. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

(b) Historical performance for Class A prior to its inception and Class I are based on the performance of the Select shares of the fund's predecessor fund, OFFIT Mortgage Securities Fund. The historical returns for Class A have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

(c) Historical performance shown for Class I is based on the performance of Select shares of the Fund's predecessor fund, OFFIT U.S. Government Securities Fund.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns on distributions and the sale of Fund shares assume a complete sale of fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Yields

         Below are the current yields of the predecessor funds for the 30-day period ended December 31, 2001. For more information, see "30-Day Yield" under "Performance Calculations" in Part 2 of this SAI.

  =========================================================================

               Fund                    Class A              Class I

  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  High Yield Fund                       10.38%              11.08%
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  Mortgage Securities Fund               N/A                 5.32%
  -------------------------------------------------------------------------
  -------------------------------------------------------------------------
  U.S. Government Fund                   N/A                 3.90%
  =========================================================================

                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund, as applicable. The example assumes a purchase of Class A shares of each predecessor Fund aggregating less than $50,000 based upon the NAV of each predecessor fund's Class A shares at June 30, 2002. For more information, see "Purchase and Redemption of Shares" and "Pricing of Shares" in
Part 2 of this SAI.

================================================================================
               Fund          Net Asset Value   Sales Charge   Offering Price Per
                                Per Share                            Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Yield Fund                   $7.06           4.75%              $7.41
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Securities Fund         $10.40           4.75%             $10.92
================================================================================


                                SERVICE PROVIDERS

Administrator

                Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive an annual fee from the each Fund at the following rate:

   =================================== ============================
        Average Daily Net Assets                  Administrative
         of the Evergreen Funds                 Services Fee Rates

   ----------------------------------- ----------------------------
   ----------------------------------- ----------------------------
           First $50 billion                          0.100%

   ----------------------------------- ----------------------------
   ----------------------------------- ----------------------------
           Next $25 billion;                          0.090%
   ----------------------------------- ----------------------------
   ----------------------------------- ----------------------------
           Next $25 billion;                          0.080%
   ----------------------------------- ----------------------------
   ----------------------------------- ----------------------------
           Next $25 billion;                          0.075%
   ----------------------------------- ----------------------------
   ----------------------------------- ----------------------------
      On assets over $125 billion                     0.050%
   =================================== ============================

         Set forth below are the administrative service fees paid by the predecessor funds to PFPC Inc., the predecessor funds' administrator, for the last three fiscal years.

====================================================================================================

Fund/Fiscal Year or Period              Administrative Fees Paid      Administrative Fees Waived
====================================================================================================
====================================================================================================
Year or Period Ended December 31, 2001

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
High Yield Fund                                $1,006,652                          $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Mortgage Securities Fund                        $77,537                          $18,609
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. Government Fund                            $57,810                          $13,874
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
High Yield Fund                                $1,114,603                          $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Mortgage Securities Fund                        $77,340                          $14,962
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. Government Fund                            $67,302                          $12,552
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
High Yield Fund                                $1,261,898                          $0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Mortgage Securities Fund                        $91,069                          $18,256
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. Government Fund                            $66,174                          $12,282
====================================================================================================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Funds pay ESC annual fees as follows:
  ============================= =============== ==============
                                  Annual Fee     Annual Fee

  Fund Type                        Per Open      Per Closed
                                   Account*       Account**

  ============================= =============== ==============
  ============================= =============== ==============
  Monthly Dividend Funds            $26.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Quarterly Dividend Funds          $25.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Semiannual Dividend Funds         $24.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Annual Dividend Funds             $24.75          $9.00
  ----------------------------- --------------- --------------
  ----------------------------- --------------- --------------
  Money Market Funds                $26.75          $9.00
  ============================= =============== =============
*For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts. **Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006 provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The financial statements have been audited by KPMG LLP, the predecessor funds' auditors. The audited financial statements and the reports thereon are incorporated by reference to The OFFIT Investment Fund, Inc.'s Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling 1.800.343.2898.

                                       2-1

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA).
--------------------------------------------------------------------------

         The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and the International Bank for Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

Equity Funds

         ---------------------------- ----------------- ------------------
         Your Investment              As a % of NAV     As a % of your
                                      excluding sales   investment
                                      charge

         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         Up to $49,999                5.75%             6.10%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $50,000-$99,999              4.50%             4.71%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $100,000-$249,999            3.75%             3.90%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $250,000-$499,999            2.50%             2.56%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $500,000-$999,999            2.00%             2.04%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $1,000,000-$2,999,999        0.00%             0.00%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $3,000,000-$4,999,999        0.00%             0.00%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $5,000,000 or greater        0.00%             0.00%
         ---------------------------- ----------------- ------------------


Long-term Bond Funds
         ---------------------------- ----------------- ------------------
         Your Investment              As a % of NAV     As a % of your
                                      excluding sales   investment
                                      charge

         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         Up to $49,999                4.75%             4.99%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $50,000-$99,999              4.50%             4.71%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $100,000-$249,999            3.75%             3.90%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $250,000-$499,999            2.50%             2.56%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $500,000-$999,999            2.00%             2.04%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $1,000,000-$2,999,999        0.00%             0.00%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $3,000,000-$4,999,999        0.00%             0.00%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $5,000,000 or greater        0.00%             0.00%
         ---------------------------- ----------------- ------------------


Short-term Bond Funds
         ---------------------------- ----------------- ------------------
         Your Investment              As a % of NAV     As a % of your
                                      excluding sales   investment
                                      charge

         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         Up to $49,999                3.25%             3.36%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $50,000-$99,999              3.00%             3.09%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $100,000-$249,999            2.50%             2.56%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $250,000-$499,999            2.00%             2.04%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $500,000-$999,999            1.50%             1.52%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $1,000,000-$2,999,999        0.00%             0.00%
         ---------------------------- ----------------- ------------------
         ---------------------------- ----------------- ------------------
         $3,000,000 or greater        0.00%             0.00%
         ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the

Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

All funds

REDEMPTION TIME                                                   CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                            5.00%
Second 12-month period following the month of purchase            4.00%
Third 12-month period following the month of purchase             3.00%
Fourth 12-month period following the month of purchase            3.00%
Fifth 12-month period following the month of purchase             2.00%
Sixth 12-month period following the month of purchase             1.00%
Thereafter                                                        0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule.

All funds

REDEMPTION TIME                                                 CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                          2.00%
Second 12-month period following the month of purchase          1.00%
Thereafter                                                      0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1.  purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

1.    an increase in the share value above the net cost of such shares;

2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

3. shares that are in the accounts of a shareholder who has died or become disabled;

4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

8.    a withdrawal consisting of loan proceeds to a retirement plan participant;

9.    a financial hardship withdrawal made by a retirement plan participant;

10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T =  average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

    -------------------------- --------------------------
              Current                    Maximum
              Class              12b-1 Fees Allowed Under
                                        the Plans
    -------------------------- --------------------------
    -------------------------- --------------------------
                A                      0.75%(a)
    -------------------------- --------------------------
    -------------------------- --------------------------
                B                        1.00%
    -------------------------- --------------------------
    -------------------------- --------------------------
                C                        1.00%
    -------------------------- --------------------------
    -------------------------- --------------------------
                S                      0.75%(b)
    -------------------------- --------------------------
    -------------------------- --------------------------
               S1                      0.75%(b)
    -------------------------- --------------------------
    -------------------------- --------------------------
         Administrative                0.75%(c)
    -------------------------- --------------------------
    -------------------------- --------------------------
      Institutional Service            0.75%(c)
    -------------------------- --------------------------
    -------------------------- --------------------------
            Investor                   0.75%(c)
    -------------------------- --------------------------
    -------------------------- --------------------------
           Participant                 0.75%(c)
    -------------------------- --------------------------
    -------------------------- --------------------------
             Reserve                   0.75%(c)
    -------------------------- --------------------------
    -------------------------- --------------------------
            Resource                   1.00%(d)
    -------------------------- --------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

Equity Funds

 ---------------------------------- -------------------------------------------
 Your Investment                    Dealer Commission as a % of NAV
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 Up to $49,999                      5.00%
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $50,000-$99,999                    4.25%
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $100,000-$249,999                  3.25%
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $250,000-$499,999                  2.00%
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $500,000-$999,999                  1.75%
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $1,000,000-$2,999,999              1.00% of the first $2,999,999, plus
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $3,000,000-$4,999,999              0.50% of the next $2,000,000, plus
 ---------------------------------- -------------------------------------------
 ---------------------------------- -------------------------------------------
 $5,000,000 or greater              0.25% of amounts equal to or over
                                    $5,000,000*

 ---------------------------------- -------------------------------------------
* Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

Long-term Bond Funds

---------------------------------- -------------------------------------------
Your Investment                    Dealer Commission as a % of NAV
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
Up to $49,999                      4.25%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$50,000-$99,999                    4.25%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$100,000-$249,999                  3.25%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$250,000-$499,999                  2.00%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$500,000-$999,999                  1.75%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$1,000,000-$2,999,999              1.00% of the first $2,999,999, plus
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$3,000,000-$4,999,999              0.50% of the next $2,000,000, plus
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$5,000,000 or greater              0.25% of amounts equal to or over
                                   $5,000,000

---------------------------------- -------------------------------------------


Short-term Bond Funds

--------------------------------- -------------------------------------------
Your Investment                    Dealer Commission as a % of NAV
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
Up to $49,999                      2.75%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$50,000-$99,999                    2.75%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$100,000-$249,999                  2.25%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$250,000-$499,999                  1.75%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$500,000-$999,999                  1.25%
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$1,000,000-$2,999,999              0.50% of the first $2,999,999, plus
---------------------------------- -------------------------------------------
---------------------------------- -------------------------------------------
$3,000,000 or greater              0.25% of amounts equal to or over
                                   $3,000,000**

---------------------------------- -------------------------------------------
 ** Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000.

         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. Notwithstanding anything to the contrary set forth herein, the Financial Guaranty Agreement executed in connection with the Insurance Policy obtained by the Fund prescribes the manner in which the Fund must be managed during the Guarantee Period. Therefore, the Financial Guaranty Agreement could limit the investment advisor's ability to alter management of the Fund during the Guarantee Period in response to changing market conditions.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC and OFFITBANK Fund Advisors. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC, OFFITBANK Fund Advisors and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other
                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen funds     of Evergreen
                             Trust       Office*                      Years                         complex        funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Former Director, Executive Vice
                                                     President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Director, The
                                                     Andover Companies (insurance); Trustee,
Charles A. Austin III                                Arthritis Foundation of New England;
DOB: 10/23/34                                        Director, The Francis Ouimet Society;
                                                     Former Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                            Trustee        1991      Corp. (fitness-wellness centers);                95                None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             95                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix Multi-Portfolio      95               None
                                                     Fund, and The Phoenix Big Edge Series Fund;
                                                     Former  Chairman  of the Board  and Chief
                                                     Executive  Officer,  Carson  Products
                                                     Company  (manufacturing);  Former  Director
                                                     of Phoenix  Total  Return  Fund and Equifax, Inc.
                                                     (worldwide information  management);
                                                     Former President,  Morehouse College; Former
                                                     Director, Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust, Phoenix
                                                     Series Fund, Phoenix  Multi-Portfolio Fund, and
                                                     The Phoenix Big Edge Series Fund Partner, Stonington
                                                     Partners, Inc.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               95                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina  Cooperative Credit
                                                     Union; Former Director,  Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor Funds
                                                     and Cash Resource Trust.                          95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner  and Vice  President  in the law
                                                     firm of Kellam & Pettit,  P.A.;  Former
                                                     Director,  Mentor  Income  Fund,  Inc.;
                                                     Former  Trustee,  Mentor Funds and Cash
                                                     Resource Trust.                                    95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President,  Richardson,  Runden & Company
                                                     (new  business  development/consulting
                                                     company);  Managing Director,  Kennedy
                                                     Information,  Inc. (executive recruitment
                                                     information   and   research   company);
                                                     Trustee,   411   Technologies, LLP
                                                     (communications);   Director,  J&M  Cumming
                                                     Paper  Co.  (paper  merchandising); Columnist,
                                                     Commerce  and  Industry  Association  of
                                                     New  Jersey;  Former  Vice Chairman, DHR
                                                     International,  Inc. (executive  recruitment);
                                                     Former Senior Vice President,  Boyden International
                                                     Inc. (executive recruitment);  Former Director,
                                                     Mentor  Income  Fund,  Inc.;  Former  Trustee,
                                                     Mentor  Funds and Cash  Resource Trust.          95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource
                                                     Associates, Inc.; Former Medical Director,
                                                     U.S. Health Care/Aetna Health Services;
                                                     Former Consultant,  Managed Health Care;
                                                     Former President,  Primary Physician Care;
                                                     Former Director,  Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.                               95                None

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S. Scofield;
                                                     Former  Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.                               95                None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              95                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen funds; Former Member, New York          95               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee            Fund                                             Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================

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McDonnell, Gerald M.*        Evergreen Capital Growth Fund                  $10,001-$50,000       $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
McVerry, Thomas L.*          Evergreen Aggressive Growth Fund               $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ============================================== ===================== ====================
Pettit, William W.*          Evergreen Emerging Markets Growth Fund         $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ============================================== ===================== ====================
Richardson, David M.         Evergreen Equity Index Fund                    $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Salton, Dr. Russell A.,      None
III*
============================ ============================================== ===================== ====================
Scofield, Michael S.*        Evergreen Aggressive Growth Fund               $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Shima, Richard               Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
Wagoner, Richard             Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation plans.

         Set forth below are the officers of each of the nine Evergreen Trusts.

Name, Address and Date of Birth/Position with Trust/Principal Occupation for Last Five Years

William M. Ennis/301 S. Tryon, 12th Floor Charlotte, NC 28288/DOB: 6/26/60/ President/ President and Chief Executive Officer, Evergreen Investment Company and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A..

Carol Kosel/200 Berkeley Street Boston, MA 02116/DOB: 12/25/63/Treasurer/ Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce/200 Berkeley Street Boston, MA 02116/DOB: 4/20/60/Secretary/ Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 6/6/63/Vice President and Assistant Treasurer/ Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior

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Tax     Consulting/Acting      Manager,      Investment     Companies     Group,
PricewaterhouseCoopers LLP, New York.

Bryan Haft/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 1/23/65/Vice President/ Team Leader, Fund Administration, BISYS Fund Services.

                        CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low riks)
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely

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to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

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BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

2-45

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

2-46

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

2-47

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

2-49

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

2-50

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

2-51

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

     Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement on Form N-1A filed on November 17, 1997, Registration No.333-36019.

2. Bylaws (Amended & Restated). Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement Amendment No. 12 on Form N-1A filed on January 26, 2001, Registration No. 333-36019.

3.   Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Select Fixed Income Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII, Included as part one of Exhibit 1 of Evergreen Select Fixed Income Trust's Pre-effective Amendment No. 1 filed on November 17, 1997 and Exhibit two filed on January 26, 2001.

6.   Investment   Advisory  Agreement  between  Evergreen  Investment Management
     Company,   LLC  and  Evergreen   Select  Fixed  Income  Trust. Incorporated
     by  reference  to  Evergreen   Select  Fixed  Income  Trust's Registration
     Statement Amendment No. 16 on Form N-1A filed on February 28, 2002 Registration No. 333-36019.

7(a) Principal Underwriting  Agreements between Evergreen  Distributor, Inc. and
     Evergreen Select Fixed Income Trust for Classes A, B and C. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement Amendment No. 17 on Form N-1A filed on March 27, 2002, Registration No. 333-36019.

7(b) Specimen Copy of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Registrant's Form N-1A Registration Statement Post-Effective Amendment No. 16 filed on February 28, 2002.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement Amendment No. 12 on Form N-1A filed on January 26, 2001, Registration No. 333-36019.

9. Agreement between State Street Bank and Trust Company and Evergreen Select Fixed Income Trust. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement Amendment No. 16 on Form N-1A filed on February 28, 2002, Registration No. 333-36019.

10(a)Rule 12b-1 Distribution Plans for Class IS. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement Amendment No. 3 on Form N-1A filed on June 30, 1998, Registration No. 333-36019.

10(b)Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Select Fixed Income Trust's Registration Statement Amendment No. 17 on Form N-1A filed on March 27, 2002, Registration No. 333-36019.

10(c)Multiple Class Plan.  Incorporated  by reference to Evergreen  Select Fixed
     Income Trust's Registration Statement Amendment No. 16 on Form N-1A filed on February 28, 2002, Registration No. 333-36019.

11.  Opinion and Consent of Sullivan & Worcester  LLP. Contained herein

12.  Tax Opinion and Consent of Sullivan & Worcester LLP.  To be filed by
     Amendment.

13.  Not applicable.

14.  Consent of KPMG LLP. Contained herein.

15.  Not applicable.

16.  Not applicble.

17.  Form of Proxy Card.  Contained herein.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of February, 2003.

                                         EVERGREEN SELECT FIXED INCOME TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 2003.

/s/ William M. Ennis                    /s/ Carol A. Kosel                 /s/ Charles A. Austin, III
-----------------------                 ------------------                 --------------------------
William M. Ennis*                       Carol A. Kosel*                    Charles A. Austin III*
President                               Treasurer                          Trustee
(Chief Executive Officer)               (Principal Financial and
                                        Accounting Officer)

/s/ K. Dun Gifford                      /s/ William Walt Pettit            /s/ Gerald M. McDonnell
-----------------------                 -----------------------            -----------------------
K. Dun Gifford*                         William Walt Pettit*               Gerald M. McDonnell*
Trustee                                 Trustee                            Trustee


/s/ Michael S. Scofield                 /s/ David M. Richardson            /s/ Richard J. Shima
-----------------------                 -----------------------            -------------------------
Michael S. Scofield*                    David M. Richardson*               Richard J. Shima*
Chairman of the Board                   Trustee                            Trustee
and Trustee

/s/ Russell A. Salton, III MD           /s/ Leroy Keith, Jr.               /s/ Richard K. Wagoner
-----------------------------           ------------------------           -------------------------
Russell A. Salton, III MD*              Leroy Keith, Jr.*                  Richard K. Wagoner*
Trustee                                 Trustee                            Trustee


*By: /s/ Maureen E. Towle
----------------------------
Maureen E. Towle
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
14       Consent of KPMG LLP
17       Form of Proxy Card

                      [SULLIVAN & WORCESTER LLP LETTERHEAD]


                                                              February 26, 2003



Evergreen Select Fixed Income Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

         We have been requested by Evergreen Select Fixed Income Trust, a Delaware statutory trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to Evergreen Select High Yield Bond Fund (the "Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Fund of all of the assets of Evergreen Offit High Yield Fund (the "Acquired Fund"), a series of the Evergreen Fixed Income Trust in exchange solely for shares of the Fund and the assumption by the Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Statutory Trusts" (the "Delaware statutory trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts. Pursuant to the Delaware statutory trust law, business trusts, such as the Trust, formed under the Delaware statutory trust law prior to September 1, 2002 are deemed to be statutory trusts. Accordingly, we have used the term statutory trust throughout this opinion letter in describing the Trust.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on May 30, 2003, it is our opinion that the shares of the Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We note that pursuant to Sections 4 and 5 of Article IV of the Trust's Declaration, the Trustees have the power to cause any shareholder or any shareholder of a particular series to pay directly, in advance or arrears, certain expenses of the Trust by setting off such expenses due from such shareholders from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                                  Very truly yours,

                                                  /s/ Sullivan & Worcester LLP

                                                  SULLIVAN & WORCESTER LLP

                        CONSENT OF INDEPENDENT AUDITORS

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust
Evergreen Fixed Income Trust

We consent to the use of our report, dated June 7, 2002, relating to the financial statements of Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, and our report, dated February 7, 2003, relating to the financial statements of Evergreen Offit High Yield Fund, a series of Evergreen Fixed Income Trust, each incorporated by reference in this registration statement, and to the references to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.

                                          /s/ KPMG LLP


Boston, Massachusetts
February 26, 2003

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN

                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                         EVERGREEN OFFIT HIGH YIELD FUND

                    A series of Evergreen Fixed Income Trust

                      PROXY FOR THE MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen Offit High Yield Fund, a series of Evergreen Fixed Income Trust, ("Offit High Yield Fund") that the undersigned is entitled to vote at the special meeting of shareholders of Offit High Yield Fund to be held at 10:00 a.m., Eastern time on May 30, 2003, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

         NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                                     Date                 , 2003

                                     ----------------------------------------

                                     ----------------------------------------
                                     Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -- - - --

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


         1. To approve an Agreement and Plan of Reorganization whereby Evergreen Select High Yield Bond Fund ("Select High Yield Bond Fund"), a series of
Evergreen Select Fixed Income Trust will (i) acquire all of the assets of Evergreen Offit High Yield Fund ("Offit High Yield Fund") in exchange for shares of Select High Yield Bond Fund; and (ii) assume the identified liabilities of Offit High Yield Fund, as substantially described in the accompanying Prospectus/Proxy Statement.

                                  ---- FOR        ---- AGAINST      ---- ABSTAIN


         2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.


                                  ---- FOR        ---- AGAINST      ---- ABSTAIN

                                                               February 26, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Select Fixed Income Trust (the "Trust")
         Evergreen Select High Yield Bond Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Select Fixed Income Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Offit High Yield Fund, a series of Evergreen Fixed Income Trust, by and in exchange for shares of Evergreen Select High Yield Bond Fund, a series of the Trust.

     This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on March 26, 2003, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: David Mahaffey, Esq.